Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 40.3%
		Communication Services: 2.5%
1,075	(1)	Adevinta ASA	$6,405	0.0
32,529	(1)	Alphabet, Inc. - Class A	3,111,399	1.1
19,240		AT&T, Inc.	295,142	0.1
2,058	(2)	Auto Trader Group PLC	11,671	0.0
21,686		Bezeq Israeli Telecommunication Corp., Ltd.	35,450	0.0
1,106	(1)	Charter Communications, Inc.	335,505	0.1
16,825		Comcast Corp. – Class A	493,477	0.2
1,000		Dentsu Group, Inc.	28,427	0.0
1,653		Deutsche Telekom AG	28,137	0.0
670		Electronic Arts, Inc.	77,526	0.0
5,119		Fox Corp. - Class A	157,051	0.1
4,827	(1)	Frontier Communications Parent, Inc.	113,097	0.1
8,846	(1)	Iridium Communications, Inc.	392,497	0.1
4,527	(1)	Live Nation Entertainment, Inc.	344,233	0.1
4,321	(1)	Meta Platforms, Inc.	586,273	0.2
310	(1)	NetFlix, Inc.	72,986	0.0
5,823		News Corp - Class A	87,985	0.0
1,175		Nexstar Media Group, Inc.	196,049	0.1
5,200	(3)	Nippon Telegraph & Telephone Corp.	140,256	0.1
1,001		Publicis Groupe	47,430	0.0
1,176	(2)	Scout24 SE	58,930	0.0
1,345		Seek Ltd.	16,347	0.0
5,600		Singapore Telecommunications Ltd.	10,333	0.0
11,523	(3)	Sirius XM Holdings, Inc.	65,796	0.0
3,000		SoftBank Group Corp.	101,673	0.1
1,052		TEGNA, Inc.	21,755	0.0
2,825		Tele2 AB	24,379	0.0
192,854	(1)	Telecom Italia S.p.A. - TIT	35,671	0.0
22,886		Telia Co. AB	65,914	0.1
17,152		Telstra Corp., Ltd.	42,352	0.0
421	(1)	TripAdvisor, Inc.	9,296	0.0
2,295		Vivendi SE	17,801	0.0
5,272		WPP PLC	43,521	0.0
162	(1)	Ziff Davis, Inc.	11,094	0.0
			7,085,858	2.5

		Consumer Discretionary: 4.6%
894	(3)	ADT, Inc.	6,696	0.0
1,634	(1)	Airbnb, Inc.	171,635	0.1
21,200	(1)	Amazon.com, Inc.	2,395,600	0.9
4,316		Aristocrat Leisure Ltd.	91,010	0.0
2,750	(1)	Autonation, Inc.	280,143	0.1
198	(1)	Autozone, Inc.	424,102	0.2
1,631		BorgWarner, Inc.	51,213	0.0
6,015		Boyd Gaming Corp.	286,615	0.1
762		Brunswick Corp.	49,873	0.0
1,334		Burberry Group PLC	26,647	0.0
1,943	(1)	Carmax, Inc.	128,277	0.1
5,400		Chow Tai Fook Jewellery Group Ltd.	10,149	0.0
1,143		Cie Financiere Richemont SA	107,894	0.1
802	(1)	CROCS, Inc.	55,065	0.0
2,965		Dana, Inc.	33,890	0.0
185	(1)	Deckers Outdoor Corp.	57,833	0.0
1,840	(3)	Dick's Sporting Goods, Inc.	192,538	0.1
2,946	(3)	Electrolux AB	30,619	0.0
1,511		Entain PLC	18,066	0.0
328	(2)	Evolution AB	25,928	0.0
57	(1)	Five Below, Inc.	7,847	0.0
28,272		Ford Motor Co.	316,646	0.1
912	(1),(3)	GameStop Corp.	22,919	0.0
10,693		General Motors Co.	343,138	0.1
2,840		Gentex Corp.	67,706	0.0
3,855		Genuine Parts Co.	575,629	0.2
3,113	(1)	Goodyear Tire & Rubber Co.	31,410	0.0
831	(3)	H & M Hennes & Mauritz AB	7,683	0.0
2,708		Harley-Davidson, Inc.	94,455	0.0
1,390		Hilton Worldwide Holdings, Inc.	167,662	0.1
1,723		Home Depot, Inc.	475,445	0.2
5,400		Honda Motor Co., Ltd.	117,211	0.1
6,127		Industria de Diseno Textil SA	126,440	0.1
800	(3)	Isuzu Motors Ltd.	8,846	0.0
538	(1),(2)	Just Eat Takeaway.com NV	8,345	0.0
66		Kering SA	29,274	0.0
6,233		Kingfisher PLC	15,172	0.0
732		Kohl's Corp.	18,410	0.0
2,071	(2)	La Francaise des Jeux SAEM	61,434	0.0
406		Lear Corp.	48,594	0.0
2,339		Lennar Corp. - Class A	174,372	0.1
91		Lithia Motors, Inc.	19,524	0.0
10,142		LKQ Corp.	478,195	0.2
320	(1)	Lululemon Athletica, Inc.	89,459	0.0
228		LVMH Moet Hennessy Louis Vuitton SE	134,423	0.1
2,015		Macy's, Inc.	31,575	0.0
1,311		Marriott Vacations Worldwide Corp.	159,758	0.1
1,833	(1)	Mattel, Inc.	34,717	0.0
178		Mercedes-Benz Group AG	9,001	0.0
6,716		MGM Resorts International	199,600	0.1
1,849		Moncler SpA	75,484	0.0
7,216		Nike, Inc. - Class B	599,794	0.2
541	(3)	Nordstrom, Inc.	9,051	0.0
145	(1)	Ollie's Bargain Outlet Holdings, Inc.	7,482	0.0
300	(3)	Open House Group Co. Ltd.	10,135	0.0
1,967		Pandora A/S	91,989	0.0
1,524	(1)	Penn Entertainment, Inc.	41,925	0.0
74		Penske Auto Group, Inc.	7,284	0.0
694		PVH Corp.	31,091	0.0
908	(1)	Scientific Games Corp.	38,935	0.0
517		SEB SA	32,520	0.0
4,900		Sekisui Chemical Co., Ltd.	59,946	0.0
5,800		Sekisui House Ltd.	96,061	0.1
1,113		Service Corp. International	64,265	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

100		Shimano, Inc.	15,647	0.0
200		Sony Group Corp.	12,883	0.0
1,097		Starbucks Corp.	92,433	0.0
3,412		Stellantis NV	40,304	0.0
3,100		Subaru Corp.	46,848	0.0
300		Suzuki Motor Corp.	9,339	0.0
8,928	(1)	Taylor Morrison Home Corp.	208,201	0.1
35,741		Taylor Wimpey PLC	34,802	0.0
1,226		Tempur Sealy International, Inc.	29,596	0.0
8,264	(1)	Tesla, Inc.	2,192,026	0.8
162		Thor Industries, Inc.	11,337	0.0
518		Toll Brothers, Inc.	21,756	0.0
166	(1)	TopBuild Corp.	27,354	0.0
5,900	(3)	Toyota Motor Corp.	77,116	0.0
5,470		Travel + Leisure Co.	186,636	0.1
10,682	(1)	Under Armour, Inc. - Class A	71,035	0.0
299	(1)	Victoria's Secret & Co.	8,707	0.0
19,011		Wendy's Company	355,316	0.1
519		Williams-Sonoma, Inc.	61,164	0.0
67		Wingstop, Inc.	8,403	0.0
1,041		Wyndham Hotels & Resorts, Inc.	63,865	0.0
920	(1)	YETI Holdings, Inc.	26,238	0.0
1,200		ZOZO, Inc.	24,021	0.0
			13,109,672	4.6

		Consumer Staples: 2.7%
1,600		Ajinomoto Co., Inc.	43,730	0.0
566		Archer-Daniels-Midland Co.	45,535	0.0
781		Beiersdorf AG	76,743	0.0
1,476	(1)	BellRing Brands, Inc.	30,420	0.0
601	(1)	BJ's Wholesale Club Holdings, Inc.	43,759	0.0
95	(1)	Boston Beer Co., Inc.	30,747	0.0
6,011		British American Tobacco PLC	215,539	0.1
531		Carlsberg A/S	62,093	0.0
153	(1)	Celsius Holdings, Inc.	13,874	0.0
21,636		Coca-Cola Co.	1,212,049	0.4
72		Coca-Cola Consolidated, Inc.	29,644	0.0
364		Coca-Cola European Partners PLC - USD	15,514	0.0
3,935		Coca-Cola HBC AG	82,221	0.1
2,335		Coles Group Ltd.	24,616	0.0
1,716		Costco Wholesale Corp.	810,415	0.3
995		Danone	47,049	0.0
934	(1)	Darling Ingredients, Inc.	61,784	0.0
4,266		Davide Campari-Milano NV	37,744	0.0
225		Diageo PLC	9,471	0.0
1,966		Estee Lauder Cos., Inc.	424,459	0.2
3,374		Flowers Foods, Inc.	83,304	0.0
19,795	(1)	Haleon PLC	61,720	0.0
808		Heineken Holding NV	55,314	0.0
1,034	(1)	HelloFresh SE	21,643	0.0
7,899		J Sainsbury Plc	15,297	0.0
8,200		Japan Tobacco, Inc.	134,749	0.1
900		Kobayashi Pharmaceutical Co., Ltd.	52,742	0.0
634		L'Oreal S.A.	202,716	0.1
7,543		Mondelez International, Inc.	413,583	0.2
2,938		Mowi ASA	37,370	0.0
2,554		Nestle SA	276,234	0.1
3,561		Nu Skin Enterprises, Inc.	118,831	0.0
7,722		PepsiCo, Inc.	1,260,694	0.5
1,023	(1)	Performance Food Group Co.	43,938	0.0
471		Pernod Ricard SA	86,407	0.1
8,799		Philip Morris International, Inc.	730,405	0.3
508	(1)	Post Holdings, Inc.	41,610	0.0
2,785		Procter & Gamble Co.	351,606	0.1
226		Remy Cointreau SA	37,504	0.0
1,300		Suntory Beverage & Food Ltd.	46,266	0.0
8,836		Tesco PLC	20,279	0.0
4,802		Treasury Wine Estates Ltd.	38,639	0.0
4,753		Tyson Foods, Inc.	313,365	0.1
446		Unilever PLC	19,631	0.0
415		Unilever PLC - ULVRL	18,235	0.0
13,000	(2)	WH Group Ltd.	8,176	0.0
400		Yakult Honsha Co., Ltd.	23,226	0.0
			7,830,890	2.7

		Energy: 1.8%
4,204		Ampol Ltd.	77,761	0.0
15,112		Baker Hughes Co.	316,748	0.1
37,687		BP PLC	180,082	0.1
424		ChampionX Corp.	8,298	0.0
2,694		Cheniere Energy, Inc.	446,962	0.2
1,797		Chevron Corp.	258,175	0.1
2,708	(1)	CNX Resources Corp.	42,055	0.0
552		ConocoPhillips	56,492	0.0
5,703		Devon Energy Corp.	342,921	0.1
2,064		Diamondback Energy, Inc.	248,629	0.1
1,370		ENI S.p.A.	14,561	0.0
3,669		EOG Resources, Inc.	409,937	0.2
2,835		EQT Corp.	115,526	0.0
1,437		Equinor ASA	47,390	0.0
13,333		Equitrans Midstream Corp.	99,731	0.0
6,417		Exxon Mobil Corp.	560,268	0.2
6,970		Halliburton Co.	171,601	0.1
543		HF Sinclair Corp.	29,235	0.0
2,000		Inpex Corp.	18,654	0.0
5,323		Marathon Petroleum Corp.	528,734	0.2
629		Matador Resources Co.	30,771	0.0
494		OMV AG	17,879	0.0
1,565		Phillips 66	126,327	0.1
1,825		Range Resources Corp.	46,100	0.0
6,278		Repsol SA	72,136	0.0
17,313		Santos Ltd.	79,979	0.0
6,548		Shell PLC	162,442	0.1
5,333	(1)	Southwestern Energy Co.	32,638	0.0
6,462		Targa Resources Corp.	389,917	0.1
1,155	(3)	TotalEnergies SE	54,186	0.0
1,977		Valero Energy Corp.	211,242	0.1
			5,197,377	1.8

		Financials: 5.3%
8,247		3i Group PLC	99,025	0.0
12,873		Abrdn PLC	19,692	0.0
85		Affiliated Managers Group, Inc.	9,507	0.0
3,400		AIA Group Ltd.	28,308	0.0
393		Allstate Corp.	48,940	0.0
182		American Financial Group, Inc.	22,373	0.0
1,672		Ameriprise Financial, Inc.	421,260	0.2

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

6,516		Annaly Capital Management, Inc.	111,815	0.1
2,586		Aon PLC	692,712	0.3
128		Ares Management Corp.	7,930	0.0
1,686		ASX Ltd.	77,595	0.0
7,359		AXA S.A.	160,668	0.1
10,418		Banco Bilbao Vizcaya Argentaria SA	46,733	0.0
13,153		Bank of America Corp.	397,221	0.2
1,283		Bank OZK	50,756	0.0
71,053		Barclays PLC	113,054	0.1
2,969	(1)	Berkshire Hathaway, Inc. – Class B	792,782	0.3
3,353		BNP Paribas	141,628	0.1
3,381		Capital One Financial Corp.	311,627	0.1
9,323		Charles Schwab Corp.	670,044	0.3
13,320		Citigroup, Inc.	555,044	0.2
6,558		Citizens Financial Group, Inc.	225,333	0.1
2,183		CNO Financial Group, Inc.	39,229	0.0
1,324		Commerce Bancshares, Inc.	87,596	0.0
3,354	(1)	Commerzbank AG	23,877	0.0
261		Commonwealth Bank of Australia	15,184	0.0
1,700		Dai-ichi Life Holdings, Inc.	27,031	0.0
7,724		Deutsche Bank AG	57,188	0.0
1,422		East West Bancorp, Inc.	95,473	0.0
1,220		Erste Group Bank AG	26,745	0.0
1,946		Essent Group Ltd.	67,857	0.0
316		Evercore, Inc.	25,991	0.0
27		Everest Re Group Ltd.	7,086	0.0
344	(1)	EXOR NV	22,076	0.0
4,384		FinecoBank Banca Fineco SpA	54,144	0.0
1,187		First American Financial Corp.	54,721	0.0
5,862		FNB Corp.	67,999	0.0
1,465		Gjensidige Forsikring ASA	25,138	0.0
4,563		Hancock Whitney Corp.	209,031	0.1
631		Hanover Insurance Group, Inc.	80,856	0.0
6,508		Hartford Financial Services Group, Inc.	403,106	0.2
6,076		HSBC Holdings PLC	31,461	0.0
1,811		ING Groep NV	15,517	0.0
6,344		International Bancshares Corp.	269,620	0.1
16,474		Invesco Ltd.	225,694	0.1
7,675		Jefferies Financial Group, Inc.	226,413	0.1
3,098		JPMorgan Chase & Co.	323,741	0.1
128		Lincoln National Corp.	5,621	0.0
221,123		Lloyds Banking Group Plc	99,945	0.0
7,854		Loews Corp.	391,443	0.2
5,439		Marsh & McLennan Cos., Inc.	811,988	0.3
11,306		Medibank Pvt Ltd.	25,271	0.0
7,998		Metlife, Inc.	486,118	0.2
6,026		MGIC Investment Corp.	77,253	0.0
20,800	(3)	Mitsubishi UFJ Financial Group, Inc.	94,227	0.0
6,832		Morgan Stanley	539,796	0.2
47,677		NatWest Group PLC	118,750	0.1
2,409		Navient Corp.	35,388	0.0
6,947	(3)	New York Community Bancorp., Inc.	59,258	0.0
2,501		NN Group NV	97,273	0.0
8,443		Nordea Bank Abp	72,257	0.0
4,602		Old Republic International Corp.	96,320	0.0
5,500		ORIX Corp.	77,050	0.0
19,000		Oversea-Chinese Banking Corp., Ltd.	155,684	0.1
269		Popular, Inc.	19,384	0.0
4,102	(2)	Poste Italiane SpA	30,990	0.0
927		Prosperity Bancshares, Inc.	61,812	0.0
2,023		QBE Insurance Group Ltd.	15,010	0.0
661		Reinsurance Group of America, Inc.	83,160	0.0
13,806		Rithm Capital Corp.	101,060	0.0
1,652		Schroders PLC	7,101	0.0
6,100		Singapore Exchange Ltd.	40,018	0.0
4,330		Societe Generale	85,630	0.0
2,700	(3)	Sompo Holdings, Inc.	108,031	0.0
13,051		Standard Chartered PLC	81,628	0.0
12,822		Starwood Property Trust, Inc.	233,617	0.1
1,051		Stifel Financial Corp.	54,557	0.0
5,100		Sumitomo Mitsui Financial Group, Inc.	141,380	0.1
4,300	(3)	Sumitomo Mitsui Trust Holdings, Inc.	122,291	0.1
599		Synovus Financial Corp.	22,469	0.0
8,700		Tokio Marine Holdings, Inc.	154,626	0.1
652		Travelers Cos, Inc.	99,886	0.0
7,605		UBS Group AG	110,333	0.1
4,442		UMB Financial Corp.	374,416	0.1
7,268		Unum Group	281,998	0.1
15,537		US Bancorp	626,452	0.2
1,466		Washington Federal, Inc.	43,951	0.0
21,532		Wells Fargo & Co.	866,017	0.3
904		Willis Towers Watson PLC	181,650	0.1
913		Wintrust Financial Corp.	74,455	0.0
477		Zurich Insurance Group AG	190,156	0.1
			14,942,541	5.3

		Health Care: 6.0%
6,382		Abbott Laboratories	617,522	0.2
1,338		AbbVie, Inc.	179,573	0.1
4,415		Agilent Technologies, Inc.	536,643	0.2
208	(1)	Amedisys, Inc.	20,132	0.0
1,500		Astellas Pharma, Inc.	19,871	0.0
1,091		AstraZeneca PLC	119,933	0.1
746	(1)	Biogen, Inc.	199,182	0.1
14,754		Bristol-Myers Squibb Co.	1,048,862	0.4
692		Bruker Corp.	36,718	0.0
432		Cardinal Health, Inc.	28,806	0.0
5,657	(1)	Centene Corp.	440,171	0.2
1,818		Cigna Corp.	504,441	0.2
224		CSL Ltd.	40,738	0.0
5,544		CVS Health Corp.	528,731	0.2
1,100		Daiichi Sankyo Co., Ltd.	30,746	0.0
656		Danaher Corp.	169,438	0.1
530	(1)	DexCom, Inc.	42,686	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

220	(1),(3)	Doximity, Inc.	6,648	0.0
4,948	(1)	Edwards Lifesciences Corp.	408,853	0.2
300	(3)	Eisai Co., Ltd.	16,098	0.0
1,304		Elevance Health, Inc.	592,329	0.2
991		Eli Lilly & Co.	320,440	0.1
572	(1)	Envista Holdings Corp.	18,767	0.0
7,451	(1)	Exelixis, Inc.	116,832	0.0
699		Getinge AB	11,954	0.0
1,862		Gilead Sciences, Inc.	114,867	0.0
1,015	(1)	Globus Medical, Inc.	60,464	0.0
6,991		GSK PLC	100,968	0.0
1,130	(1),(3)	Halozyme Therapeutics, Inc.	44,680	0.0
4,422		Hikma Pharmaceuticals PLC	66,652	0.0
4,944	(1)	Hologic, Inc.	318,987	0.1
1,200		Hoya Corp.	115,630	0.1
194		Humana, Inc.	94,127	0.0
489	(1)	Inari Medical, Inc.	35,521	0.0
811		Ipsen SA	75,058	0.0
29	(1)	IQVIA Holdings, Inc.	5,253	0.0
544	(1)	Jazz Pharmaceuticals PLC	72,510	0.0
11,283		Johnson & Johnson	1,843,191	0.7
1,400		Kyowa Kirin Co., Ltd.	32,189	0.0
144		Laboratory Corp. of America Holdings	29,493	0.0
342	(1)	LivaNova PLC	17,363	0.0
57	(1)	Masimo Corp.	8,046	0.0
1,160		McKesson Corp.	394,249	0.1
314	(1)	Medpace Holdings, Inc.	49,351	0.0
2,282		Medtronic PLC	184,272	0.1
7,558		Merck & Co., Inc.	650,895	0.2
9	(1)	Mettler Toledo International, Inc.	9,757	0.0
387	(1)	Moderna, Inc.	45,763	0.0
909	(1)	Molina Healthcare, Inc.	299,825	0.1
1,352	(1)	Neogen Corp.	18,887	0.0
786	(1)	Neurocrine Biosciences, Inc.	83,481	0.0
1,421		Novartis AG	108,333	0.0
2,141		Novo Nordisk A/S	213,282	0.1
580	(1)	NuVasive, Inc.	25,410	0.0
3,300		Olympus Corp.	63,485	0.0
4,900		Ono Pharmaceutical Co., Ltd.	114,458	0.1
952	(1)	Option Care Health, Inc.	29,959	0.0
3,900		Otsuka Holdings Co. Ltd.	123,493	0.1
1,778		Patterson Cos., Inc.	42,708	0.0
195		Perrigo Co. PLC	6,954	0.0
19,740		Pfizer, Inc.	863,822	0.3
817	(1)	Progyny, Inc.	30,278	0.0
2,316	(1)	QIAGEN NV	96,448	0.0
394	(1)	QuidelOrtho Corp.	28,163	0.0
726	(1)	Regeneron Pharmaceuticals, Inc.	500,120	0.2
49	(1)	Repligen Corp.	9,168	0.0
1,269		Roche Holding AG-GENUSSCHEIN	413,101	0.2
1,467		Sanofi	111,707	0.1
55		Sartorius Stedim Biotech	16,870	0.0
660	(1)	Seagen, Inc.	90,308	0.0
592	(1)	Shockwave Medical, Inc.	164,617	0.1
4,526		Sonic Healthcare Ltd.	88,281	0.0
414		Sonova Holding AG - Reg	91,105	0.0
579	(1)	Staar Surgical Co.	40,848	0.0
117		Straumann Holding AG	10,701	0.0
528	(1)	Syneos Health, Inc.	24,895	0.0
3,600		Takeda Pharmaceutical Co., Ltd.	93,484	0.0
916	(1)	Tandem Diabetes Care, Inc.	43,831	0.0
267	(1)	Tenet Healthcare Corp.	13,772	0.0
1,637		Thermo Fisher Scientific, Inc.	830,270	0.3
792		UCB S.A.	54,963	0.0
253	(1)	United Therapeutics Corp.	52,973	0.0
2,101		UnitedHealth Group, Inc.	1,061,089	0.4
1,227	(1)	Veeva Systems, Inc.	202,308	0.1
1,552	(1)	Vertex Pharmaceuticals, Inc.	449,366	0.2
931		Zoetis, Inc.	138,058	0.1
			17,076,221	6.0

		Industrials: 3.7%
3,721		ACS Actividades de Construccion y Servicios SA	83,608	0.1
968		Acuity Brands, Inc.	152,431	0.1
661		Adecco Group AG	18,243	0.0
7,709		AECOM	527,064	0.2
374		AGCO Corp.	35,968	0.0
2,245		Alfa Laval AB	55,669	0.0
420		AO Smith Corp.	20,404	0.0
35		AP Moller - Maersk A/S - Class B	63,603	0.0
520	(1)	ASGN, Inc.	46,992	0.0
518		Assa Abloy AB	9,705	0.0
7,353		Atlas Copco AB - A Shares	68,341	0.0
25,478		Aurizon Holdings Ltd.	56,349	0.0
246	(1)	Avis Budget Group, Inc.	36,521	0.0
959		BAE Systems PLC	8,426	0.0
391		Brenntag SE	23,637	0.0
1,446	(1)	Builders FirstSource, Inc.	85,198	0.0
39	(1)	CACI International, Inc.	10,181	0.0
117		Carlisle Cos., Inc.	32,808	0.0
268		Caterpillar, Inc.	43,974	0.0
66	(1)	Chart Industries, Inc.	12,167	0.0
2,881		Cie de Saint-Gobain	103,012	0.1
4,500		CK Hutchison Holdings Ltd.	24,778	0.0
494	(1)	Clean Harbors, Inc.	54,330	0.0
4,875		CNH Industrial NV	54,562	0.0
3,052	(1)	Copa Holdings S.A.- Class A	204,515	0.1
3,893	(1)	Copart, Inc.	414,215	0.2
816	(1)	CoStar Group, Inc.	56,834	0.0
935		Crane Holdings Co.	81,850	0.0
94		Curtiss-Wright Corp.	13,081	0.0
600	(3)	Dai Nippon Printing Co., Ltd.	12,021	0.0
1,061		DCC PLC	55,100	0.0
4,169		Deutsche Post AG	125,652	0.1
1,118		Dover Corp.	130,337	0.1
993		Dun & Bradstreet Holdings, Inc.	12,303	0.0
612		Eiffage SA	49,078	0.0
7,258		Emerson Electric Co.	531,431	0.2
182		EnerSys	10,587	0.0
2,317		Experian PLC	67,824	0.0
1,772		FedEx Corp.	263,089	0.1
1,178		Ferguson PLC	122,192	0.1
1,712		Flowserve Corp.	41,602	0.0
1,255	(1)	Fluor Corp.	31,237	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

9,073		Fortive Corp.	528,956	0.2
193	(1)	FTI Consulting, Inc.	31,982	0.0
1,888		GEA Group AG	61,101	0.0
8,151		General Electric Co.	504,628	0.2
153		Graco, Inc.	9,172	0.0
578	(1)	Hayward Holdings, Inc.	5,127	0.0
389		Hubbell, Inc.	86,747	0.0
2,164		Indutrade AB	35,100	0.0
8,065		Ingersoll Rand, Inc.	348,892	0.1
406		Insperity, Inc.	41,449	0.0
2,100		Jardine Matheson Holdings Ltd.	106,260	0.0
5,293	(1)	JetBlue Airways Corp.	35,093	0.0
6,131		Johnson Controls International plc	301,768	0.1
211		KBR, Inc.	9,119	0.0
4,000		Keppel Corp., Ltd.	19,248	0.0
979		Knight-Swift Transportation Holdings, Inc.	47,903	0.0
1,361		Legrand S.A.	88,001	0.1
32		Lennox International, Inc.	7,126	0.0
4,700	(3)	Lixil Corp.	68,962	0.0
341		Manpowergroup, Inc.	22,059	0.0
724	(1)	Mastec, Inc.	45,974	0.0
154	(1)	Middleby Corp.	19,738	0.0
400		MISUMI Group, Inc.	8,613	0.0
5,900		Mitsubishi Electric Corp.	53,384	0.0
300		Mitsubishi Heavy Industries Ltd.	9,978	0.0
1,000		Nihon M&A Center Holdings, Inc.	11,437	0.0
600		NIPPON EXPRESS HOLDINGS INC	30,497	0.0
2,063		nVent Electric PLC	65,212	0.0
2,666		Owens Corning, Inc.	209,574	0.1
1,422		Parker Hannifin Corp.	344,565	0.1
4,533		Pentair PLC	184,176	0.1
625	(3)	Randstad NV	26,975	0.0
2,400		Recruit Holdings Co. Ltd.	69,134	0.0
1,484		Regal Rexnord Corp.	208,294	0.1
2,378		Robert Half International, Inc.	181,917	0.1
249		Rockwell Automation, Inc.	53,562	0.0
543		Ryder System, Inc.	40,991	0.0
1,009	(1)	Saia, Inc.	191,710	0.1
615		Schneider Electric SE	69,464	0.0
2,200		Secom Co., Ltd.	125,442	0.1
168		Sensata Technologies Holding PLC	6,263	0.0
1,768		Siemens AG	172,809	0.1
22,300	(1),(3)	Singapore Airlines Ltd.	78,815	0.0
15,000		SITC International Holdings Co. Ltd.	27,509	0.0
3,767		SKF AB - B Shares	50,465	0.0
132		Snap-On, Inc.	26,578	0.0
3,581	(1)	Southwest Airlines Co.	110,438	0.1
218	(1)	Sunrun, Inc.	6,015	0.0
38		Teleperformance	9,640	0.0
1,110		Terex Corp.	33,011	0.0
93		Tetra Tech, Inc.	11,953	0.0
6,862		Textron, Inc.	399,780	0.2
905		Timken Co.	53,431	0.0
319	(1)	Trex Co., Inc.	14,017	0.0
1,319	(1)	United Rentals, Inc.	356,288	0.1
1,861	(1)	Univar Solutions, Inc.	42,319	0.0
1,329		Verisk Analytics, Inc.	226,634	0.1
7,053		Volvo AB - B Shares	99,807	0.1
63		Watsco, Inc.	16,220	0.0
849		Watts Water Technologies, Inc.	106,745	0.1
4,151		Westinghouse Air Brake Technologies Corp.	337,684	0.1
215	(1)	WillScot Mobile Mini Holdings Corp.	8,671	0.0
510		Wolters Kluwer NV	49,660	0.0
639		Woodward, Inc.	51,286	0.0
			10,456,287	3.7

		Information Technology: 9.6%
894		Accenture PLC	230,026	0.1
4,047	(1)	ACI Worldwide, Inc.	84,582	0.0
2,169	(1)	Adobe, Inc.	596,909	0.2
300		Advantest Corp.	13,854	0.0
28	(1),(2)	Adyen NV	34,920	0.0
723	(1)	Akamai Technologies, Inc.	58,071	0.0
7,685	(1)	Allegro MicroSystems, Inc.	167,917	0.1
6,943		Amdocs Ltd.	551,621	0.2
40,005		Apple, Inc.	5,528,691	2.0
5,692		Applied Materials, Inc.	466,346	0.2
687	(1)	Arrow Electronics, Inc.	63,335	0.0
279		ASM International NV	62,470	0.0
399		ASML Holding NV	165,297	0.1
86	(1)	Aspen Technology, Inc.	20,485	0.0
822	(1)	Autodesk, Inc.	153,550	0.1
2,503		Automatic Data Processing, Inc.	566,154	0.2
1,518		Avnet, Inc.	54,830	0.0
3,205	(1)	Cadence Design Systems, Inc.	523,793	0.2
755	(1)	Calix, Inc.	46,161	0.0
150		Capgemini SE	24,015	0.0
1,019	(1)	Check Point Software Technologies	114,148	0.1
18,639		Cisco Systems, Inc.	745,560	0.3
970		Cognex Corp.	40,206	0.0
8,926		Cognizant Technology Solutions Corp.	512,709	0.2
998	(1)	Coherent Corp.	34,780	0.0
136	(1)	Commvault Systems, Inc.	7,213	0.0
678		Computershare Ltd.	10,814	0.0
144		Concentrix Corp.	16,075	0.0
311	(1)	Crowdstrike Holdings, Inc.	51,256	0.0
489		Dassault Systemes SE	16,883	0.0
16,225	(1)	Dropbox, Inc.	336,182	0.1
1,232	(1)	Dynatrace, Inc.	42,886	0.0
203	(1)	Envestnet, Inc.	9,013	0.0
213	(1)	EPAM Systems, Inc.	77,146	0.0
71	(1)	Euronet Worldwide, Inc.	5,379	0.0
2,448	(1)	F5, Inc.	354,299	0.1
40	(1)	Fair Isaac Corp.	16,480	0.0
280	(1)	First Solar, Inc.	37,036	0.0
9,914		Genpact Ltd.	433,936	0.2
3,154		Halma PLC	70,941	0.1
400		Hirose Electric Co., Ltd.	52,458	0.0
378	(1)	HubSpot, Inc.	102,105	0.0
110		Intuit, Inc.	42,605	0.0
384		Jack Henry & Associates, Inc.	69,992	0.0
15,357		Juniper Networks, Inc.	401,125	0.2
3,427	(1)	Keysight Technologies, Inc.	539,273	0.2
1,291		KLA Corp.	390,695	0.2

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

910		Lam Research Corp.	333,060	0.1
1,498	(1)	Lattice Semiconductor Corp.	73,717	0.0
170	(1)	Lumentum Holdings, Inc.	11,657	0.0
492	(1)	MACOM Technology Solutions Holdings, Inc.	25,481	0.0
1,760		Mastercard, Inc. - Class A	500,438	0.2
806		MAXIMUS, Inc.	46,643	0.0
19,571		Microsoft Corp.	4,558,086	1.6
324		MKS Instruments, Inc.	26,775	0.0
25	(1)	MongoDB, Inc.	4,964	0.0
729		Monolithic Power Systems, Inc.	264,919	0.1
1,315		National Instruments Corp.	49,628	0.0
182		Nemetschek SE	8,639	0.0
680		NetApp, Inc.	42,058	0.0
6,328		Nokia OYJ - Finland	27,166	0.0
5,390		Nvidia Corp.	654,292	0.2
8,440	(1)	Palantir Technologies, Inc.	68,617	0.0
1,725	(1)	Palo Alto Networks, Inc.	282,538	0.1
875	(1)	Paycom Software, Inc.	288,741	0.1
330	(1)	Paylocity Holding Corp.	79,721	0.0
2,019	(1)	PayPal Holdings, Inc.	173,775	0.1
10,627	(1)	Pure Storage, Inc. - Class A	290,861	0.1
5,666		Qualcomm, Inc.	640,145	0.2
2,040	(1)	Qualys, Inc.	284,356	0.1
1,000		Rohm Co., Ltd.	65,536	0.0
4,787	(1)	Salesforce, Inc.	688,562	0.3
105		SAP SE	8,557	0.0
3,600		SCSK Corp.	54,501	0.0
1,012	(1)	Semtech Corp.	29,763	0.0
1,170	(1)	ServiceNow, Inc.	441,804	0.2
2,500		Shimadzu Corp.	65,591	0.1
349	(1)	Silicon Laboratories, Inc.	43,081	0.0
64	(1)	SiTime Corp.	5,039	0.0
348	(1)	SolarEdge Technologies, Inc.	80,548	0.0
1,931		STMicroelectronics NV-STM1	60,010	0.0
155	(1)	Synaptics, Inc.	15,347	0.0
1,006	(1)	Synopsys, Inc.	307,343	0.1
10,131	(3)	Telefonaktiebolaget LM Ericsson	59,220	0.0
109		Temenos AG	7,348	0.0
2,011		Teradyne, Inc.	151,127	0.1
3,156		Texas Instruments, Inc.	488,486	0.2
16,320		The Sage Group PLC	125,771	0.1
1,100		TIS, Inc.	29,205	0.0
3,091		Universal Display Corp.	291,636	0.1
5,300		Venture Corp. Ltd.	60,224	0.0
174	(1)	Viasat, Inc.	5,260	0.0
5,331		Visa, Inc. - Class A	947,052	0.3
1,441		WiseTech Global Ltd.	47,081	0.0
799	(1)	Wix.com Ltd.	62,506	0.0
245	(1)	Wolfspeed, Inc.	25,323	0.0
1,916	(1)	Workday, Inc.	291,654	0.1
850	(1)	Xero Ltd.	39,335	0.0
			27,177,409	9.6

		Materials: 1.4%
244		Air Liquide SA	27,889	0.0
1,012		Air Products & Chemicals, Inc.	235,523	0.1
1,350		Alcoa Corp.	45,441	0.0
2,919		Anglo American PLC	87,645	0.1
140		Aptargroup, Inc.	13,304	0.0
810		ArcelorMittal SA	16,118	0.0
490		Arkema SA	35,710	0.0
604		Ashland, Inc.	57,362	0.0
1,468		Avient Corp.	44,480	0.0
1,899		BASF SE	72,880	0.0
200	(1)	Berry Global Group, Inc.	9,306	0.0
7,279		BHP Group Ltd. Australian	180,943	0.1
808		BlueScope Steel Ltd.	7,847	0.0
212		Chemours Co.	5,226	0.0
1,341	(1),(3)	Cleveland-Cliffs, Inc.	18,063	0.0
915	(2)	Covestro AG	26,161	0.0
3,705		CRH PLC	119,122	0.1
1,538		Dow, Inc.	67,564	0.0
178		DuPont de Nemours, Inc.	8,971	0.0
441		Eagle Materials, Inc.	47,266	0.0
299		Ecolab, Inc.	43,182	0.0
5,951		Evolution Mining Ltd.	7,764	0.0
6,052		Freeport-McMoRan, Inc.	165,401	0.1
8		Givaudan	24,168	0.0
1,764		HeidelbergCement AG	69,685	0.0
600	(1)	Hitachi Metals Ltd.	9,027	0.0
2,957		Holcim AG	121,179	0.1
4,704	(1)	Ingevity Corp.	285,204	0.1
1,640		James Hardie Industries SE	32,214	0.0
2,588		Linde PLC	697,699	0.3
950		Louisiana-Pacific Corp.	48,630	0.0
1,000		Nippon Sanso Holdings Corp.	15,807	0.0
1,500		Nissan Chemical Corp.	67,010	0.0
1,000		Nitto Denko Corp.	54,146	0.0
1,800		Norsk Hydro ASA	9,659	0.0
235		OCI NV	8,604	0.0
372		Olin Corp.	15,951	0.0
804		Reliance Steel & Aluminum Co.	140,226	0.1
2,600		Rio Tinto Ltd.	157,281	0.1
744		Royal Gold, Inc.	69,802	0.1
380		RPM International, Inc.	31,658	0.0
578		Sealed Air Corp.	25,727	0.0
320		Sherwin-Williams Co.	65,520	0.0
100		Shin-Etsu Chemical Co., Ltd.	9,896	0.0
392		Sika AG	78,789	0.0
1,361		Smurfit Kappa PLC	38,923	0.0
7,157		South32 Ltd. - AUD	16,990	0.0
954		Steel Dynamics, Inc.	67,686	0.0
21,500	(3)	Sumitomo Chemical Co., Ltd.	73,951	0.0
261		Symrise AG	25,451	0.0
2,321		United States Steel Corp.	42,057	0.0
271		Valvoline, Inc.	6,867	0.0
729		Voestalpine AG	12,349	0.0
10,712		WestRock Co.	330,894	0.1
			3,996,218	1.4

		Real Estate: 1.3%
3,565		Brixmor Property Group, Inc.	65,846	0.0
6,192	(1)	CBRE Group, Inc.	418,022	0.2
7,500		CK Asset Holdings Ltd.	45,025	0.0
1,125		Cousins Properties, Inc.	26,269	0.0
3,700	(3)	Daiwa House Industry Co., Ltd.	75,231	0.0
10,309		Dexus	51,283	0.0
2,450		Digital Realty Trust, Inc.	242,991	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

3,878	First Industrial Realty Trust, Inc.	173,773	0.1
11,001	Highwoods Properties, Inc.	296,587	0.1
758	Independence Realty Trust, Inc.	12,681	0.0
4,282	Iron Mountain, Inc.	188,279	0.1
485	(1) Jones Lang LaSalle, Inc.	73,269	0.0
6,660	Kilroy Realty Corp.	280,453	0.1
1,658	Lamar Advertising Co.	136,768	0.1
461	Life Storage, Inc.	51,060	0.0
3,461	Mid-America Apartment Communities, Inc.	536,697	0.2
6,262	Mirvac Group	7,801	0.0
2,200	Mitsui Fudosan Co., Ltd.	41,910	0.0
1,195	National Retail Properties, Inc.	47,633	0.0
949	National Storage Affiliates Trust	39,459	0.0
3,900	Nomura Real Estate Holdings, Inc.	88,079	0.1
3,669	Physicians Realty Trust	55,182	0.0
3,616	ProLogis, Inc.	367,386	0.1
114	Rexford Industrial Realty, Inc.	5,928	0.0
13,910	Scentre Group	22,727	0.0
9,118	Segro PLC	76,079	0.0
1,113	SL Green Realty Corp.	44,698	0.0
2,038	Spirit Realty Capital, Inc.	73,694	0.0
11,500	Swire Pacific Ltd. - Class A	85,957	0.1
		3,630,767	1.3

	Utilities: 1.4%
3,800	Atmos Energy Corp.	387,030	0.1
504	Black Hills Corp.	34,136	0.0
2,689	Edison International	152,144	0.1
23,005	Enel S.p.A.	94,348	0.1
3,480	Engie SA	40,054	0.0
170	Essential Utilities, Inc.	7,035	0.0
2,420	Eversource Energy	188,663	0.1
4,922	Iberdrola S.A. - IBEE	45,893	0.0
7,193	National Fuel Gas Co.	442,729	0.2
572	New Jersey Resources Corp.	22,136	0.0
7,482	NextEra Energy, Inc.	586,664	0.2
4,235	NiSource, Inc.	106,680	0.0
656	ONE Gas, Inc.	46,176	0.0
8,777	Origin Energy Ltd.	29,122	0.0
3,500	Osaka Gas Co., Ltd.	52,766	0.0
17,000	Power Assets Holdings Ltd.	85,217	0.0
11,837	PPL Corp.	300,068	0.1
4,848	Sempra Energy	726,909	0.3
21,221	Snam SpA	85,774	0.0
636	Southwest Gas Holdings, Inc.	44,361	0.0
5,200	Tokyo Gas Co., Ltd.	87,782	0.1
9,644	UGI Corp.	311,790	0.1
1,827	(3) Uniper SE	6,895	0.0
2,832	Veolia Environnement	54,126	0.0
		3,938,498	1.4

	Total Common Stock
	(Cost $119,763,130)	114,441,738	40.3

EXCHANGE-TRADED FUNDS: 25.4%
55,269	iShares 20+ Year Treasury Bond ETF	5,662,309	2.0
175,169	iShares Core S&P 500 ETF	62,824,362	22.1
553	iShares Core S&P Mid-Cap ETF	121,251	0.0
2,480	iShares MSCI EAFE ETF	138,905	0.1
55,358	Schwab U.S. TIPS ETF	2,867,544	1.0
1,497	SPDR S&P 500 ETF Trust	534,698	0.2

	Total Exchange-Traded Funds
	(Cost $79,954,829)	72,149,069	25.4

MUTUAL FUNDS: 5.9%
	Affiliated Investment Companies: 5.9%
193,691	Voya Floating Rate Fund - Class P	1,584,391	0.6
534,078	Voya High Yield Bond Fund - Class P	3,471,505	1.2
409,088	Voya Short Term Bond Fund - Class R6	3,763,613	1.3
89,372	(1) Voya Small Cap Growth Fund - Class R6	2,781,878	1.0
455,198	(1) Voya Small Company Fund - Class R6	5,216,574	1.8

	Total Mutual Funds
	(Cost $19,298,416)	16,817,961	5.9

PREFERRED STOCK: 0.1%
	Consumer Discretionary: 0.1%
850	Porsche AG	47,891	0.0
620	Volkswagen AG	75,759	0.1

	Total Preferred Stock
	(Cost $205,730)	123,650	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 8.3%
	Basic Materials: 0.1%
9,000	Albemarle Corp., 5.050%, 06/01/2032	8,355	0.0
10,000	(2) Anglo American Capital PLC, 3.625%, 09/11/2024	9,679	0.0
12,000	(2) Anglo American Capital PLC, 5.625%, 04/01/2030	11,369	0.0
30,000	Celanese US Holdings LLC, 1.400%, 08/05/2026	24,495	0.0
36,000	Dow Chemical Co., 4.250%, 10/01/2034	30,557	0.0
55,000	Dow Chemical Co., 4.375%, 11/15/2042	43,410	0.1
11,000	Ecolab, Inc., 2.750%, 08/18/2055	6,833	0.0
31,000	Mosaic Co/The, 5.450%, 11/15/2033	29,247	0.0
23,000	Nucor Corp., 3.125%, 04/01/2032	18,810	0.0
27,000	Nucor Corp., 4.300%, 05/23/2027	25,888	0.0
32,000	PPG Industries, Inc., 1.200%, 03/15/2026	27,963	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

7,000		Rio Tinto Finance USA Ltd., 2.750%, 11/02/2051	4,551	0.0
37,000		RPM International, Inc., 2.950%, 01/15/2032	28,544	0.0
21,000		Steel Dynamics, Inc., 1.650%, 10/15/2027	17,206	0.0
15,000		Steel Dynamics, Inc., 2.400%, 06/15/2025	13,885	0.0
19,000		Teck Resources Ltd., 5.400%, 02/01/2043	15,451	0.0
			316,243	0.1

		Communications: 0.7%
43,000		Amazon.com, Inc., 2.100%, 05/12/2031	34,942	0.0
131,000		Amazon.com, Inc., 2.875%, 05/12/2041	96,025	0.1
51,000	(3)	Amazon.com, Inc., 3.600%, 04/13/2032	46,424	0.0
19,000		Amazon.com, Inc., 3.950%, 04/13/2052	15,628	0.0
31,000		Amazon.com, Inc., 4.100%, 04/13/2062	24,827	0.0
42,000		AT&T, Inc., 2.550%, 12/01/2033	31,135	0.0
120,000		AT&T, Inc., 3.500%, 06/01/2041	86,684	0.1
8,000		AT&T, Inc., 3.550%, 09/15/2055	5,272	0.0
73,000		AT&T, Inc., 3.650%, 09/15/2059	47,449	0.0
10,000		AT&T, Inc., 4.500%, 05/15/2035	8,681	0.0
21,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	16,468	0.0
30,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 03/01/2042	19,104	0.0
25,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	14,659	0.0
14,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	8,701	0.0
6,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	4,344	0.0
35,000		Comcast Corp., 2.650%, 02/01/2030	29,378	0.0
32,000		Comcast Corp., 2.887%, 11/01/2051	20,093	0.0
87,000		Comcast Corp., 3.900%, 03/01/2038	71,134	0.0
78,000		Comcast Corp., 3.950%, 10/15/2025	75,843	0.1
40,000		Comcast Corp., 3.999%, 11/01/2049	30,732	0.0
13,000		Corning, Inc., 5.450%, 11/15/2079	10,673	0.0
56,000		Discovery Communications LLC, 4.000%, 09/15/2055	33,140	0.0
12,000		Discovery Communications LLC, 5.300%, 05/15/2049	8,981	0.0
73,000	(3)	Fox Corp., 3.500%, 04/08/2030	62,705	0.0
9,000		Interpublic Group of Cos., Inc., 4.200%, 04/15/2024	8,820	0.0
26,000	(2)	Meta Platforms, Inc., 3.500%, 08/15/2027	24,339	0.0
80,000	(2)	Meta Platforms, Inc., 3.850%, 08/15/2032	70,404	0.0
54,000	(2)	Meta Platforms, Inc., 4.450%, 08/15/2052	44,160	0.0
71,000	(2)	Meta Platforms, Inc., 4.650%, 08/15/2062	57,370	0.0
200,000	(2)	NBN Co. Ltd., 1.625%, 01/08/2027	172,230	0.1
22,000		Paramount Global, 4.375%, 03/15/2043	14,706	0.0
16,000		Paramount Global, 4.950%, 05/19/2050	11,410	0.0
5,000		Paramount Global, 5.250%, 04/01/2044	3,751	0.0
15,000	(2)	Rogers Communications, Inc., 3.800%, 03/15/2032	12,984	0.0
12,000	(2)	Rogers Communications, Inc., 4.550%, 03/15/2052	9,595	0.0
25,000		Time Warner Cable LLC, 5.875%, 11/15/2040	20,638	0.0
143,000		T-Mobile USA, Inc., 2.050%, 02/15/2028	118,893	0.1
20,000		T-Mobile USA, Inc., 2.625%, 02/15/2029	16,554	0.0
17,000		T-Mobile USA, Inc., 3.500%, 04/15/2031	14,313	0.0
284,000		T-Mobile USA, Inc., 3.875%, 04/15/2030	252,086	0.1
2,000		T-Mobile USA, Inc., 5.650%, 01/15/2053	1,894	0.0
133,000		Verizon Communications, Inc., 2.100%, 03/22/2028	112,337	0.1
94,000		Verizon Communications, Inc., 2.355%, 03/15/2032	72,175	0.0
10,000		Verizon Communications, Inc., 2.987%, 10/30/2056	5,972	0.0
18,000		Verizon Communications, Inc., 3.400%, 03/22/2041	13,185	0.0
2,000		Verizon Communications, Inc., 3.550%, 03/22/2051	1,411	0.0
38,000		Verizon Communications, Inc., 3.700%, 03/22/2061	25,876	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

5,000		Verizon Communications, Inc., 4.400%, 11/01/2034	4,412	0.0
4,000		Verizon Communications, Inc., 4.750%, 11/01/2041	3,471	0.0
80,000		Verizon Communications, Inc., 4.812%, 03/15/2039	70,577	0.0
31,000		Vodafone Group PLC, 4.375%, 02/19/2043	23,793	0.0
13,000	(3)	Vodafone Group PLC, 5.125%, 06/19/2059	10,579	0.0
			2,000,957	0.7

		Consumer, Cyclical: 0.4%
1,686	(2)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	1,595	0.0
3,460		American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	3,108	0.0
8,619		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	7,536	0.0
10,651		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	8,940	0.0
8,000	(2)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	7,462	0.0
17,000		Dollar General Corp., 5.000%, 11/01/2032	16,374	0.0
17,000		General Motors Co., 6.125%, 10/01/2025	17,023	0.0
95,000		General Motors Financial Co., Inc., 2.350%, 02/26/2027	80,737	0.1
25,000		General Motors Financial Co., Inc., 3.950%, 04/13/2024	24,401	0.0
25,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	23,205	0.0
56,000		General Motors Financial Co., Inc., 5.000%, 04/09/2027	53,152	0.0
21,000		Hasbro, Inc., 3.000%, 11/19/2024	20,157	0.0
19,000		Hasbro, Inc., 3.550%, 11/19/2026	17,638	0.0
15,000		Home Depot, Inc./The, 3.625%, 04/15/2052	11,354	0.0
37,000	(3)	Home Depot, Inc./The, 4.500%, 09/15/2032	35,402	0.0
49,000		Home Depot, Inc./The, 4.950%, 09/15/2052	46,157	0.0
32,000		Lowe's Cos, Inc., 4.250%, 04/01/2052	24,542	0.0
19,000		Lowe's Cos, Inc., 4.450%, 04/01/2062	14,241	0.0
25,000		Lowe's Cos, Inc., 5.000%, 04/15/2033	23,639	0.0
37,050	(2)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	36,333	0.0
20,000		Target Corp., 2.950%, 01/15/2052	13,507	0.0
39,000		Target Corp., 4.500%, 09/15/2032	37,217	0.0
16,000		Toyota Motor Credit Corp., 1.900%, 01/13/2027	14,125	0.0
40,000	(3)	Toyota Motor Credit Corp., 4.450%, 06/29/2029	38,651	0.0
53,000		Toyota Motor Credit Corp., 4.550%, 09/20/2027	51,809	0.0
13,369		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	12,663	0.0
10,464		United Airlines 2014-1 Class A Pass Through Trust, 4.000%, 10/11/2027	9,583	0.0
26,674		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/2030	20,648	0.0
83,833		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	72,655	0.1
15,376		United Airlines 2019-2 Class A Pass Through Trust, 2.900%, 11/01/2029	12,411	0.0
102,327		United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	98,859	0.1
55,284		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	53,596	0.0
43,000	(3)	Walmart, Inc., 4.150%, 09/09/2032	41,235	0.0
27,000		Walmart, Inc., 4.500%, 09/09/2052	25,372	0.0
96,000	(2)	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	86,011	0.1
17,000	(2)	Warnermedia Holdings, Inc., 4.279%, 03/15/2032	14,007	0.0
17,000	(2)	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	12,750	0.0
43,000	(2)	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	31,335	0.0
			1,119,430	0.4

		Consumer, Non-cyclical: 1.2%
28,000		AbbVie, Inc., 2.600%, 11/21/2024	26,666	0.0
12,000		AbbVie, Inc., 4.050%, 11/21/2039	9,687	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

54,000		AbbVie, Inc., 4.300%, 05/14/2036	46,957	0.0
33,000		AbbVie, Inc., 4.400%, 11/06/2042	27,476	0.0
53,000		AbbVie, Inc., 4.500%, 05/14/2035	47,264	0.0
7,000		AbbVie, Inc., 4.550%, 03/15/2035	6,290	0.0
30,000		AbbVie, Inc., 4.625%, 10/01/2042	25,538	0.0
42,000		Aetna, Inc., 2.800%, 06/15/2023	41,473	0.0
70,000		Aetna, Inc., 4.500%, 05/15/2042	57,787	0.0
16,000		Aetna, Inc., 6.625%, 06/15/2036	16,353	0.0
32,000		Altria Group, Inc., 2.450%, 02/04/2032	22,632	0.0
69,000		Altria Group, Inc., 3.700%, 02/04/2051	41,786	0.0
9,000		Altria Group, Inc., 4.800%, 02/14/2029	8,317	0.0
20,000		Altria Group, Inc., 5.800%, 02/14/2039	17,512	0.0
18,000	(3)	Amgen, Inc., 4.875%, 03/01/2053	15,862	0.0
72,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	64,971	0.1
175,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	152,501	0.1
15,000		Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	14,335	0.0
78,000		BAT Capital Corp., 2.259%, 03/25/2028	62,162	0.1
11,000		BAT Capital Corp., 2.726%, 03/25/2031	8,203	0.0
17,000		BAT Capital Corp., 3.734%, 09/25/2040	10,922	0.0
25,000		BAT Capital Corp., 4.390%, 08/15/2037	17,872	0.0
61,000		BAT International Finance PLC, 4.448%, 03/16/2028	54,466	0.0
20,000		Baxter International, Inc., 1.915%, 02/01/2027	17,430	0.0
40,000		Baxter International, Inc., 2.272%, 12/01/2028	33,066	0.0
92,000		Bristol-Myers Squibb Co., 3.700%, 03/15/2052	70,757	0.1
30,000		Bristol-Myers Squibb Co., 4.125%, 06/15/2039	26,306	0.0
25,000	(2)	Cargill, Inc., 2.125%, 04/23/2030	20,288	0.0
42,000	(2)	Cargill, Inc., 2.125%, 11/10/2031	32,890	0.0
22,000	(2)	Cargill, Inc., 3.125%, 05/25/2051	15,169	0.0
22,000	(2)	Cargill, Inc., 4.375%, 04/22/2052	18,958	0.0
44,000		Cigna Corp., 3.400%, 03/15/2050	29,844	0.0
150,000		Cigna Corp., 4.375%, 10/15/2028	141,788	0.1
64,000		Cigna Corp., 4.800%, 08/15/2038	56,881	0.0
87,000		Cigna Corp., 4.900%, 12/15/2048	75,340	0.1
38,000	(2)	CSL Finance PLC, 4.050%, 04/27/2029	35,048	0.0
52,000	(2)	CSL Finance PLC, 4.250%, 04/27/2032	47,666	0.0
23,000	(2)	CSL Finance PLC, 4.625%, 04/27/2042	20,153	0.0
40,000	(2)	CSL Finance PLC, 4.750%, 04/27/2052	34,697	0.0
17,000	(2)	CSL Finance PLC, 4.950%, 04/27/2062	14,818	0.0
30,000		CVS Health Corp., 2.700%, 08/21/2040	19,763	0.0
5,000		CVS Health Corp., 3.875%, 07/20/2025	4,853	0.0
7,000		CVS Health Corp., 4.125%, 04/01/2040	5,588	0.0
5,000		CVS Health Corp., 4.780%, 03/25/2038	4,393	0.0
22,000		CVS Health Corp., 5.050%, 03/25/2048	19,426	0.0
9,000		CVS Health Corp., 5.125%, 07/20/2045	7,901	0.0
36,000	(2),(3)	Element Fleet Management Corp., 3.850%, 06/15/2025	34,113	0.0
9,000		Elevance Health, Inc., 2.550%, 03/15/2031	7,271	0.0
21,000		Elevance Health, Inc., 4.100%, 05/15/2032	19,002	0.0
150,000		Global Payments, Inc., 2.650%, 02/15/2025	140,346	0.1
54,000		Global Payments, Inc., 3.200%, 08/15/2029	45,067	0.0
18,000		Global Payments, Inc., 5.950%, 08/15/2052	15,907	0.0
16,000		GXO Logistics, Inc., 1.650%, 07/15/2026	13,089	0.0
27,000		HCA, Inc., 2.375%, 07/15/2031	20,014	0.0
27,000	(2)	HCA, Inc., 3.125%, 03/15/2027	23,940	0.0
15,000		HCA, Inc., 3.500%, 09/01/2030	12,418	0.0
16,000	(2)	HCA, Inc., 3.625%, 03/15/2032	12,967	0.0
177,000		HCA, Inc., 4.125%, 06/15/2029	155,463	0.1
38,000	(2)	HCA, Inc., 4.375%, 03/15/2042	28,480	0.0
200,000		HCA, Inc., 4.500%, 02/15/2027	186,984	0.1
22,000		HCA, Inc., 5.250%, 04/15/2025	21,574	0.0
18,000	(2)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	16,390	0.0
180,000		Humana, Inc., 1.350%, 02/03/2027	151,833	0.1
4,000		Humana, Inc., 2.150%, 02/03/2032	3,045	0.0
8,000		Humana, Inc., 3.125%, 08/15/2029	6,933	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

35,000		Humana, Inc., 4.500%, 04/01/2025	34,539	0.0
28,000		Johnson & Johnson, 3.625%, 03/03/2037	24,254	0.0
20,000		Johnson & Johnson, 3.700%, 03/01/2046	16,403	0.0
29,000		Keurig Dr Pepper, Inc., 4.050%, 04/15/2032	25,487	0.0
40,000		Keurig Dr Pepper, Inc., 4.500%, 04/15/2052	31,631	0.0
75,000	(2)	Mars, Inc., 2.375%, 07/16/2040	49,601	0.0
30,000	(2)	Mars, Inc., 3.875%, 04/01/2039	24,807	0.0
40,000		McKesson Corp., 1.300%, 08/15/2026	34,582	0.0
15,000		Merck & Co., Inc., 2.750%, 12/10/2051	9,816	0.0
15,000		Merck & Co., Inc., 2.900%, 12/10/2061	9,445	0.0
25,000		Mylan, Inc., 5.200%, 04/15/2048	17,253	0.0
25,000	(3)	PayPal Holdings, Inc., 4.400%, 06/01/2032	23,324	0.0
63,000		PayPal Holdings, Inc., 5.050%, 06/01/2052	56,314	0.0
49,000		PayPal Holdings, Inc., 5.250%, 06/01/2062	43,889	0.0
70,000		PepsiCo, Inc., 3.900%, 07/18/2032	64,807	0.1
6,000		PerkinElmer, Inc., 1.900%, 09/15/2028	4,827	0.0
3,000		PerkinElmer, Inc., 3.300%, 09/15/2029	2,528	0.0
22,000		Reynolds American, Inc., 5.700%, 08/15/2035	18,645	0.0
22,000		Reynolds American, Inc., 5.850%, 08/15/2045	17,310	0.0
6,000		Reynolds American, Inc., 6.150%, 09/15/2043	5,023	0.0
11,000		Royalty Pharma PLC, 1.200%, 09/02/2025	9,735	0.0
14,000		Royalty Pharma PLC, 1.750%, 09/02/2027	11,590	0.0
46,000		Royalty Pharma PLC, 3.550%, 09/02/2050	28,780	0.0
17,000	(3)	S&P Global, Inc., 1.250%, 08/15/2030	12,743	0.0
54,000	(2)	S&P Global, Inc., 2.700%, 03/01/2029	46,769	0.0
65,000	(2)	S&P Global, Inc., 2.900%, 03/01/2032	54,346	0.0
60,000	(2)	S&P Global, Inc., 3.700%, 03/01/2052	45,512	0.0
120,000	(2)	Triton Container International Ltd., 2.050%, 04/15/2026	101,987	0.1
16,000	(2)	Triton Container International Ltd., 3.150%, 06/15/2031	11,739	0.0
15,000		UnitedHealth Group, Inc., 2.750%, 05/15/2040	10,540	0.0
4,000		UnitedHealth Group, Inc., 3.050%, 05/15/2041	2,915	0.0
19,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	14,976	0.0
19,000		UnitedHealth Group, Inc., 3.750%, 10/15/2047	14,649	0.0
30,000		UnitedHealth Group, Inc., 4.200%, 05/15/2032	27,892	0.0
16,000		UnitedHealth Group, Inc., 4.750%, 05/15/2052	14,346	0.0
70,000		Viatris, Inc., 2.700%, 06/22/2030	52,099	0.0
80,000		Viatris, Inc., 3.850%, 06/22/2040	50,026	0.0
34,000		Viatris, Inc., 4.000%, 06/22/2050	20,424	0.0
			3,510,444	1.2

		Energy: 0.7%
18,000		Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 2.061%, 12/15/2026	15,845	0.0
17,000		BP Capital Markets America, Inc., 1.749%, 08/10/2030	13,239	0.0
15,000		BP Capital Markets America, Inc., 2.939%, 06/04/2051	9,557	0.0
26,000	(4)	BP Capital Markets PLC, 4.875%, 12/31/2199	22,441	0.0
10,000		Canadian Natural Resources Ltd., 6.750%, 02/01/2039	10,110	0.0
21,000		Cenovus Energy, Inc., 5.400%, 06/15/2047	18,040	0.0
7,000		Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	6,080	0.0
5,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	4,847	0.0
25,000		Continental Resources, Inc./OK, 4.900%, 06/01/2044	17,888	0.0
134,000	(2)	Coterra Energy, Inc., 3.900%, 05/15/2027	124,370	0.1
12,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	10,374	0.0
200,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	179,921	0.1
38,000	(4)	Enbridge, Inc., 5.750%, 07/15/2080	33,526	0.0
34,000	(3),(4)	Enbridge, Inc., 7.375%, 01/15/2083	32,832	0.0
34,000	(4)	Enbridge, Inc., 7.625%, 01/15/2083	32,884	0.0
9,000		Energy Transfer L.P., 4.250%, 04/01/2024	8,815	0.0
3,000		Energy Transfer L.P., 4.900%, 03/15/2035	2,526	0.0
43,000		Energy Transfer L.P., 5.300%, 04/01/2044	34,541	0.0
112,000		Energy Transfer L.P., 5.300%, 04/15/2047	89,652	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

55,000		Energy Transfer L.P., 5.800%, 06/15/2038	48,295	0.0
25,000		Enterprise Products Operating LLC, 3.750%, 02/15/2025	24,233	0.0
26,000	(4)	Enterprise Products Operating LLC, 5.908%, 08/16/2077	23,777	0.0
69,000		Kinder Morgan, Inc., 3.600%, 02/15/2051	44,915	0.0
26,000		Kinder Morgan, Inc., 5.450%, 08/01/2052	22,587	0.0
18,000		Kinder Morgan, Inc., 5.550%, 06/01/2045	15,733	0.0
17,000		Marathon Petroleum Corp., 4.750%, 09/15/2044	13,684	0.0
17,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	13,747	0.0
23,000		Marathon Petroleum Corp., 5.125%, 12/15/2026	22,645	0.0
20,000		MPLX L.P., 1.750%, 03/01/2026	17,522	0.0
49,000		MPLX L.P., 2.650%, 08/15/2030	38,460	0.0
55,000		MPLX L.P., 4.000%, 03/15/2028	50,195	0.0
5,000		MPLX L.P., 4.700%, 04/15/2048	3,823	0.0
34,000		MPLX L.P., 4.950%, 09/01/2032	30,930	0.0
7,000		MPLX L.P., 5.200%, 03/01/2047	5,773	0.0
14,000		MPLX L.P., 5.200%, 12/01/2047	11,374	0.0
17,000		MPLX L.P., 5.500%, 02/15/2049	14,475	0.0
16,000	(2)	Northern Natural Gas Co., 3.400%, 10/16/2051	10,595	0.0
9,000		ONEOK Partners L.P., 6.125%, 02/01/2041	7,941	0.0
24,000		ONEOK Partners L.P., 6.200%, 09/15/2043	21,073	0.0
8,000		ONEOK, Inc., 3.100%, 03/15/2030	6,511	0.0
10,000		ONEOK, Inc., 5.850%, 01/15/2026	10,038	0.0
200,000	(2)	Petroleos del Peru SA, 4.750%, 06/19/2032	141,632	0.1
235,000		Petroleos Mexicanos, 6.700%, 02/16/2032	165,240	0.1
10,000		Phillips 66, 0.900%, 02/15/2024	9,476	0.0
22,000		Phillips 66, 2.150%, 12/15/2030	16,984	0.0
30,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	25,031	0.0
17,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.800%, 09/15/2030	14,273	0.0
50,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	48,172	0.0
73,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	53,707	0.0
4,000		Plains All American Pipeline L.P. / PAA Finance Corp., 5.150%, 06/01/2042	3,052	0.0
12,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	10,964	0.0
16,000		Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	15,370	0.0
92,000	(2)	Santos Finance Ltd., 3.649%, 04/29/2031	71,631	0.1
19,000	(2)	Schlumberger Holdings Corp., 3.750%, 05/01/2024	18,637	0.0
63,000		Shell International Finance BV, 3.875%, 11/13/2028	58,985	0.1
32,000		Shell International Finance BV, 4.125%, 05/11/2035	28,128	0.0
16,000		Targa Resources Corp., 6.250%, 07/01/2052	14,579	0.0
34,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/2028	31,523	0.0
3,000		Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	2,540	0.0
30,000		Williams Cos, Inc./The, 4.000%, 09/15/2025	28,886	0.0
19,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	16,655	0.0
			1,901,279	0.7

		Financial: 2.9%
6,000		Alleghany Corp., 3.250%, 08/15/2051	4,057	0.0
16,000		Alleghany Corp., 3.625%, 05/15/2030	14,279	0.0
2,000		Alleghany Corp., 4.900%, 09/15/2044	1,771	0.0
125,000	(3),(4)	American Express Co., 4.420%, 08/03/2033	113,795	0.1
163,000		American Homes 4 Rent L.P., 2.375%, 07/15/2031	123,143	0.1
27,000		American Homes 4 Rent L.P., 3.625%, 04/15/2032	22,298	0.0
17,000		American Homes 4 Rent L.P., 4.300%, 04/15/2052	12,502	0.0
10,000		American International Group, Inc., 3.900%, 04/01/2026	9,557	0.0
5,000		American International Group, Inc., 4.375%, 06/30/2050	4,017	0.0
27,000	(2)	Antares Holdings L.P., 2.750%, 01/15/2027	21,530	0.0
40,000		Assurant, Inc., 3.700%, 02/22/2030	33,609	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

21,000	(2)	Aviation Capital Group LLC, 1.950%, 09/20/2026	17,032	0.0
8,000	(2)	Aviation Capital Group LLC, 3.875%, 05/01/2023	7,857	0.0
6,000	(2)	Aviation Capital Group LLC, 4.375%, 01/30/2024	5,806	0.0
32,000	(2)	Aviation Capital Group LLC, 5.500%, 12/15/2024	31,009	0.0
21,000	(2)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	17,672	0.0
25,000	(2)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	19,592	0.0
16,000	(2)	Avolon Holdings Funding Ltd., 2.750%, 02/21/2028	12,588	0.0
40,000	(2)	Avolon Holdings Funding Ltd., 4.250%, 04/15/2026	35,911	0.0
200,000	(4)	Banco Bilbao Vizcaya Argentaria SA, 6.138%, 09/14/2028	193,298	0.1
200,000		Banco Santander SA, 2.746%, 05/28/2025	183,095	0.1
36,000	(4)	Bank of America Corp., 1.197%, 10/24/2026	31,439	0.0
63,000	(4)	Bank of America Corp., 1.530%, 12/06/2025	57,674	0.0
248,000	(4)	Bank of America Corp., 1.734%, 07/22/2027	213,006	0.1
20,000	(4)	Bank of America Corp., 1.843%, 02/04/2025	19,019	0.0
57,000	(4)	Bank of America Corp., 1.898%, 07/23/2031	42,540	0.0
40,000	(4)	Bank of America Corp., 2.087%, 06/14/2029	32,537	0.0
42,000	(4)	Bank of America Corp., 2.572%, 10/20/2032	32,169	0.0
41,000	(4)	Bank of America Corp., 2.676%, 06/19/2041	26,573	0.0
333,000	(4)	Bank of America Corp., 2.687%, 04/22/2032	260,371	0.1
60,000	(4)	Bank of America Corp., 3.593%, 07/21/2028	54,249	0.0
115,000	(4)	Bank of America Corp., 3.846%, 03/08/2037	92,935	0.1
18,000	(4)	Bank of America Corp., 3.970%, 03/05/2029	16,310	0.0
13,000	(4)	Bank of America Corp., 4.083%, 03/20/2051	9,832	0.0
79,000		Bank of America Corp., 4.125%, 01/22/2024	78,412	0.0
69,000	(4)	Bank of America Corp., 4.271%, 07/23/2029	63,016	0.0
15,000	(4)	Bank of America Corp., 4.571%, 04/27/2033	13,455	0.0
183,000	(4)	Bank of America Corp., 5.015%, 07/22/2033	170,004	0.1
36,000	(4)	Bank of Montreal, 3.803%, 12/15/2032	31,263	0.0
40,000	(4)	Bank of New York Mellon Corp./The, 4.289%, 06/13/2033	36,668	0.0
23,000	(3)	Bank of Nova Scotia/The, 1.950%, 02/02/2027	20,025	0.0
21,000		Bank of Nova Scotia/The, 2.700%, 08/03/2026	19,138	0.0
128,000	(4)	Bank of Nova Scotia/The, 4.588%, 05/04/2037	107,539	0.1
34,000	(4)	Bank of Nova Scotia/The, 4.900%, 12/31/2199	30,437	0.0
11,000		Berkshire Hathaway Finance Corp., 2.850%, 10/15/2050	7,089	0.0
21,000	(2)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	16,975	0.0
19,000	(2)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	14,095	0.0
41,000	(2)	Blackstone Holdings Finance Co. LLC, 2.850%, 08/05/2051	24,702	0.0
30,000	(2)	Blackstone Holdings Finance Co. LLC, 3.200%, 01/30/2052	19,285	0.0
20,000		Blackstone Private Credit Fund, 4.000%, 01/15/2029	16,041	0.0
250,000	(2),(4)	BPCE SA, 2.277%, 01/20/2032	180,583	0.1
206,000	(2)	BPCE SA, 5.700%, 10/22/2023	203,781	0.1
29,000	(4)	Capital One Financial Corp., 1.878%, 11/02/2027	24,662	0.0
29,000	(4)	Capital One Financial Corp., 3.273%, 03/01/2030	24,284	0.0
27,000	(4)	Capital One Financial Corp., 5.247%, 07/26/2030	25,171	0.0
24,000		CBRE Services, Inc., 2.500%, 04/01/2031	18,294	0.0
73,000		Chubb INA Holdings, Inc., 1.375%, 09/15/2030	55,169	0.0
19,000		CI Financial Corp., 4.100%, 06/15/2051	11,343	0.0
221,000	(4)	Citigroup, Inc., 1.462%, 06/09/2027	188,382	0.1
102,000	(2)	Corebridge Financial, Inc., 3.850%, 04/05/2029	90,023	0.1
87,000	(2)	Corebridge Financial, Inc., 3.900%, 04/05/2032	73,584	0.0
82,000	(2),(4)	Corebridge Financial, Inc., 6.875%, 12/15/2052	75,224	0.0
250,000	(2),(4)	Credit Suisse Group AG, 2.193%, 06/05/2026	217,587	0.1
30,000		CubeSmart L.P., 2.250%, 12/15/2028	24,390	0.0
50,000	(3)	Essex Portfolio L.P., 3.250%, 05/01/2023	49,586	0.0
35,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	33,819	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

11,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	10,986	0.0
74,000	(2)	Hartford Financial Services Group, Inc./The, 5.030%, (US0003M + 2.125%), 02/12/2067	61,109	0.0
7,000		Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	6,863	0.0
400,000	(4)	HSBC Holdings PLC, 2.099%, 06/04/2026	358,543	0.1
400,000	(4)	HSBC Holdings PLC, 2.633%, 11/07/2025	371,618	0.1
79,000	(2)	Intact Financial Corp., 5.459%, 09/22/2032	76,974	0.0
29,000		Intercontinental Exchange, Inc., 2.100%, 06/15/2030	23,112	0.0
24,000		Intercontinental Exchange, Inc., 2.650%, 09/15/2040	16,071	0.0
63,000		Intercontinental Exchange, Inc., 4.250%, 09/21/2048	51,464	0.0
142,000		Intercontinental Exchange, Inc., 4.600%, 03/15/2033	132,639	0.1
39,000		Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	31,300	0.0
55,000	(4)	JPMorgan Chase & Co., 0.969%, 06/23/2025	50,916	0.0
137,000	(4)	JPMorgan Chase & Co., 1.040%, 02/04/2027	116,559	0.1
46,000	(4)	JPMorgan Chase & Co., 1.470%, 09/22/2027	38,951	0.0
39,000	(4)	JPMorgan Chase & Co., 2.069%, 06/01/2029	31,662	0.0
33,000	(4)	JPMorgan Chase & Co., 2.182%, 06/01/2028	28,106	0.0
168,000	(4)	JPMorgan Chase & Co., 2.545%, 11/08/2032	127,676	0.1
44,000	(4)	JPMorgan Chase & Co., 2.580%, 04/22/2032	34,153	0.0
57,000	(4)	JPMorgan Chase & Co., 2.595%, 02/24/2026	53,055	0.0
57,000	(4)	JPMorgan Chase & Co., 2.947%, 02/24/2028	50,466	0.0
70,000	(4)	JPMorgan Chase & Co., 3.797%, 07/23/2024	69,069	0.0
55,000	(4)	JPMorgan Chase & Co., 4.565%, 06/14/2030	50,754	0.0
186,000	(4)	JPMorgan Chase & Co., 4.912%, 07/25/2033	171,768	0.1
73,000	(4)	JPMorgan Chase & Co., 5.717%, 09/14/2033	69,136	0.0
22,000		Kilroy Realty L.P., 2.650%, 11/15/2033	15,466	0.0
11,000		Kite Realty Group L.P., 4.000%, 10/01/2026	10,128	0.0
33,000	(2)	Liberty Mutual Group, Inc., 5.500%, 06/15/2052	28,547	0.0
56,000		Main Street Capital Corp., 3.000%, 07/14/2026	47,210	0.0
30,000		Main Street Capital Corp., 5.200%, 05/01/2024	29,747	0.0
54,000	(4)	Morgan Stanley, 1.512%, 07/20/2027	46,056	0.0
103,000	(4)	Morgan Stanley, 1.593%, 05/04/2027	89,120	0.0
22,000	(4)	Morgan Stanley, 1.794%, 02/13/2032	16,105	0.0
234,000	(4)	Morgan Stanley, 2.188%, 04/28/2026	214,796	0.1
140,000	(4)	Morgan Stanley, 2.239%, 07/21/2032	105,313	0.1
18,000	(4)	Morgan Stanley, 2.475%, 01/21/2028	15,751	0.0
46,000	(4)	Morgan Stanley, 2.511%, 10/20/2032	35,204	0.0
64,000	(4)	Morgan Stanley, 2.630%, 02/18/2026	59,680	0.0
32,000	(4)	Morgan Stanley, 2.802%, 01/25/2052	19,361	0.0
45,000	(4)	Morgan Stanley, 3.737%, 04/24/2024	44,540	0.0
112,000		Morgan Stanley, 3.875%, 01/27/2026	106,902	0.1
100,000		Morgan Stanley, 4.000%, 07/23/2025	96,871	0.1
40,000	(4)	Morgan Stanley, 4.457%, 04/22/2039	33,941	0.0
12,000	(3),(4)	Morgan Stanley, 4.889%, 07/20/2033	11,130	0.0
107,000	(4)	Morgan Stanley, 5.297%, 04/20/2037	96,293	0.1
200,000	(4)	NatWest Group PLC, 3.073%, 05/22/2028	172,102	0.1
43,000	(2)	Northwestern Mutual Global Funding, 1.700%, 06/01/2028	35,821	0.0
28,000	(2)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	18,954	0.0
27,000		Old Republic International Corp., 3.850%, 06/11/2051	18,600	0.0
150,000		ORIX Corp., 3.250%, 12/04/2024	144,220	0.1
103,000	(4)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	86,839	0.0
15,000		Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	10,713	0.0
30,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	29,543	0.0
27,000		Prologis L.P., 4.625%, 01/15/2033	25,691	0.0
15,000		Public Storage, 1.950%, 11/09/2028	12,505	0.0
8,000		Realty Income Corp., 3.950%, 08/15/2027	7,520	0.0
27,000		Realty Income Corp., 4.875%, 06/01/2026	26,568	0.0
17,000		Sabra Health Care L.P., 3.200%, 12/01/2031	12,514	0.0
23,000	(4)	Santander Holdings USA, Inc., 2.490%, 01/06/2028	19,210	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

27,000		Simon Property Group L.P., 1.750%, 02/01/2028	22,413	0.0
54,000	(3),(4)	State Street Corp., 2.623%, 02/07/2033	42,832	0.0
8,000		Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	7,289	0.0
31,000	(2)	Sumitomo Mitsui Trust Bank Ltd., 2.800%, 03/10/2027	27,899	0.0
40,000		Sun Communities Operating L.P., 4.200%, 04/15/2032	33,559	0.0
25,000	(2)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	17,115	0.0
20,000		Toronto-Dominion Bank/The, 2.800%, 03/10/2027	18,048	0.0
11,000	(4)	Truist Financial Corp., 1.267%, 03/02/2027	9,575	0.0
200,000	(2),(4)	UBS Group AG, 2.095%, 02/11/2032	145,668	0.1
200,000	(2),(4)	UBS Group AG, 2.746%, 02/11/2033	148,853	0.1
7,000		Ventas Realty L.P., 5.700%, 09/30/2043	6,359	0.0
29,000		Visa, Inc., 4.150%, 12/14/2035	26,466	0.0
8,000		Visa, Inc., 4.300%, 12/14/2045	6,985	0.0
18,000	(4)	Wells Fargo & Co., 2.164%, 02/11/2026	16,584	0.0
36,000	(4)	Wells Fargo & Co., 2.393%, 06/02/2028	30,917	0.0
81,000	(4)	Wells Fargo & Co., 2.406%, 10/30/2025	75,675	0.0
14,000	(4)	Wells Fargo & Co., 3.068%, 04/30/2041	9,641	0.0
63,000	(4)	Wells Fargo & Co., 4.897%, 07/25/2033	58,166	0.0
24,000		XLIT Ltd., 5.500%, 03/31/2045	22,279	0.0
			8,239,332	2.9

		Industrial: 0.4%
38,000		Amcor Flexibles North America, Inc., 4.000%, 05/17/2025	36,727	0.0
31,000		Avnet, Inc., 5.500%, 06/01/2032	28,197	0.0
27,000		Berry Global, Inc., 0.950%, 02/15/2024	25,386	0.0
40,000		Berry Global, Inc., 1.650%, 01/15/2027	33,220	0.0
22,000		Boeing Co/The, 3.250%, 02/01/2028	19,225	0.0
36,000		Boeing Co/The, 3.250%, 02/01/2035	25,483	0.0
5,000		Boeing Co/The, 3.625%, 02/01/2031	4,158	0.0
5,000		Boeing Co/The, 3.850%, 11/01/2048	3,250	0.0
35,000		Boeing Co/The, 4.875%, 05/01/2025	34,185	0.0
34,000		Boeing Co/The, 5.150%, 05/01/2030	31,492	0.0
19,000		Boeing Co/The, 5.805%, 05/01/2050	16,553	0.0
45,000		Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	36,016	0.0
75,000		Burlington Northern Santa Fe LLC, 4.450%, 01/15/2053	65,268	0.1
18,000		CSX Corp., 4.100%, 11/15/2032	16,358	0.0
38,000		CSX Corp., 4.500%, 11/15/2052	31,986	0.0
81,000		Eaton Corp., 4.150%, 03/15/2033	73,300	0.1
37,000		FedEx Corp., 3.900%, 02/01/2035	30,516	0.0
18,000		GE Capital Funding LLC, 4.400%, 05/15/2030	16,307	0.0
26,000		John Deere Capital Corp., 3.350%, 04/18/2029	23,502	0.0
25,000		John Deere Capital Corp., 4.350%, 09/15/2032	23,777	0.0
200,000	(2)	Misc Capital Two Labuan Ltd., 3.750%, 04/06/2027	181,263	0.1
11,000		Norfolk Southern Corp., 4.100%, 05/15/2121	7,326	0.0
62,000		Parker-Hannifin Corp., 4.500%, 09/15/2029	58,538	0.0
24,000	(2)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.200%, 11/15/2025	20,876	0.0
40,000	(2)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.700%, 06/15/2026	34,447	0.0
2,000		Raytheon Technologies Corp., 3.650%, 08/16/2023	1,981	0.0
34,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	29,674	0.0
51,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	43,776	0.0
30,000	(2)	Sealed Air Corp., 1.573%, 10/15/2026	25,154	0.0
44,000		Sonoco Products Co., 2.250%, 02/01/2027	39,029	0.0
15,000		TD SYNNEX Corp., 1.750%, 08/09/2026	12,768	0.0
97,000		Teledyne Technologies, Inc., 1.600%, 04/01/2026	84,583	0.1
76,000		Union Pacific Corp., 3.500%, 02/14/2053	55,282	0.0
27,000		Union Pacific Corp., 4.950%, 09/09/2052	25,233	0.0
21,000		Union Pacific Corp., 5.150%, 01/20/2063	19,574	0.0
29,000		Waste Connections, Inc., 4.200%, 01/15/2033	26,292	0.0
			1,240,702	0.4

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

		Technology: 0.7%
88,000		Advanced Micro Devices, Inc., 3.924%, 06/01/2032	79,900	0.1
50,000		Advanced Micro Devices, Inc., 4.393%, 06/01/2052	42,363	0.0
115,000		Apple, Inc., 2.650%, 02/08/2051	75,853	0.1
110,000		Apple, Inc., 2.800%, 02/08/2061	68,836	0.1
25,000		Apple, Inc., 2.850%, 08/05/2061	15,755	0.0
21,000		Apple, Inc., 3.350%, 08/08/2032	18,725	0.0
70,000		Apple, Inc., 3.750%, 09/12/2047	56,833	0.0
44,000	(3)	Apple, Inc., 3.950%, 08/08/2052	36,830	0.0
18,000		Apple, Inc., 4.100%, 08/08/2062	14,782	0.0
13,000		Apple, Inc., 4.500%, 02/23/2036	12,614	0.0
37,000	(2)	Broadcom, Inc., 4.926%, 05/15/2037	30,579	0.0
25,000		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	25,126	0.0
20,000		DXC Technology Co., 1.800%, 09/15/2026	17,161	0.0
20,000		DXC Technology Co., 2.375%, 09/15/2028	16,360	0.0
20,000		Fiserv, Inc., 2.750%, 07/01/2024	19,198	0.0
25,000		Fiserv, Inc., 3.500%, 07/01/2029	21,776	0.0
80,000		HP, Inc., 2.650%, 06/17/2031	58,823	0.0
12,000		HP, Inc., 4.000%, 04/15/2029	10,529	0.0
27,000		HP, Inc., 4.750%, 01/15/2028	25,382	0.0
15,000	(2)	Infor, Inc., 1.450%, 07/15/2023	14,478	0.0
18,000		Intel Corp., 3.100%, 02/15/2060	10,912	0.0
24,000		Intel Corp., 3.200%, 08/12/2061	15,016	0.0
19,000		Intel Corp., 3.250%, 11/15/2049	12,637	0.0
25,000		Intel Corp., 3.750%, 08/05/2027	23,768	0.0
9,000	(3)	Intel Corp., 4.150%, 08/05/2032	8,208	0.0
75,000		Intel Corp., 4.600%, 03/25/2040	66,037	0.1
22,000		Intel Corp., 5.050%, 08/05/2062	19,128	0.0
39,000		International Business Machines Corp., 4.150%, 07/27/2027	37,498	0.0
38,000		International Business Machines Corp., 4.400%, 07/27/2032	35,135	0.0
37,000		International Business Machines Corp., 4.900%, 07/27/2052	32,445	0.0
64,000		KLA Corp., 4.950%, 07/15/2052	58,295	0.0
32,000		KLA Corp., 5.250%, 07/15/2062	29,494	0.0
21,000		Kyndryl Holdings, Inc., 2.050%, 10/15/2026	16,893	0.0
54,000		Kyndryl Holdings, Inc., 2.700%, 10/15/2028	39,555	0.0
18,000		Kyndryl Holdings, Inc., 3.150%, 10/15/2031	12,091	0.0
37,000		Microchip Technology, Inc., 2.670%, 09/01/2023	36,074	0.0
79,000		Microsoft Corp., 2.921%, 03/17/2052	55,896	0.0
31,000		NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	30,658	0.0
13,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	7,803	0.0
14,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	11,688	0.0
100,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 4.300%, 06/18/2029	89,681	0.1
70,000		Oracle Corp., 2.300%, 03/25/2028	58,577	0.0
5,000		Oracle Corp., 3.600%, 04/01/2050	3,138	0.0
74,000		Oracle Corp., 3.650%, 03/25/2041	50,407	0.0
27,000		Oracle Corp., 3.800%, 11/15/2037	19,644	0.0
6,000		Oracle Corp., 3.850%, 07/15/2036	4,500	0.0
15,000		Oracle Corp., 3.950%, 03/25/2051	9,977	0.0
110,000		Oracle Corp., 4.300%, 07/08/2034	89,841	0.1
17,000		Roper Technologies, Inc., 1.400%, 09/15/2027	14,090	0.0
81,000		Salesforce, Inc., 2.700%, 07/15/2041	55,968	0.0
24,000		Take-Two Interactive Software, Inc., 4.000%, 04/14/2032	20,866	0.0
24,000		Texas Instruments, Inc., 3.650%, 08/16/2032	21,771	0.0
31,000		Texas Instruments, Inc., 4.100%, 08/16/2052	26,551	0.0
180,000		VMware, Inc., 1.400%, 08/15/2026	154,160	0.1
20,000		VMware, Inc., 1.800%, 08/15/2028	15,876	0.0
			1,856,181	0.7

		Utilities: 1.2%
134,000		AEP Texas, Inc., 3.450%, 01/15/2050	91,332	0.1
32,000	(2)	AEP Texas, Inc., 3.850%, 10/01/2025	30,759	0.0
21,000		AES Corp./The, 1.375%, 01/15/2026	18,112	0.0
10,000	(2)	AES Corp./The, 3.950%, 07/15/2030	8,583	0.0
20,000		Alabama Power Co., 3.450%, 10/01/2049	14,217	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

30,000	(2)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	25,667	0.0
74,000	(2)	Alliant Energy Finance LLC, 3.750%, 06/15/2023	73,088	0.1
26,000	(4)	American Electric Power Co., Inc., 3.875%, 02/15/2062	20,408	0.0
25,000	(2)	American Transmission Systems, Inc., 2.650%, 01/15/2032	19,663	0.0
28,000	(2)	American Transmission Systems, Inc., 5.000%, 09/01/2044	25,094	0.0
21,000		Appalachian Power Co., 2.700%, 04/01/2031	16,813	0.0
14,000		Appalachian Power Co., 3.700%, 05/01/2050	9,943	0.0
55,000		Avangrid, Inc., 3.200%, 04/15/2025	52,072	0.0
28,000		Baltimore Gas and Electric Co., 2.250%, 06/15/2031	22,392	0.0
42,000	(2)	Berkshire Hathaway Energy Co., 4.600%, 05/01/2053	35,510	0.0
18,000		Black Hills Corp., 2.500%, 06/15/2030	14,192	0.0
9,000		Black Hills Corp., 3.050%, 10/15/2029	7,558	0.0
40,000		Black Hills Corp., 4.250%, 11/30/2023	39,853	0.0
4,000		Black Hills Corp., 4.350%, 05/01/2033	3,504	0.0
25,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	19,228	0.0
39,000	(2)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	35,183	0.0
12,000	(4)	CMS Energy Corp., 3.750%, 12/01/2050	8,850	0.0
68,000	(4)	CMS Energy Corp., 4.750%, 06/01/2050	57,630	0.0
13,000		Commonwealth Edison Co., 3.750%, 08/15/2047	10,052	0.0
34,000		Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	24,874	0.0
12,000		Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	11,322	0.0
20,000		Consumers Energy Co., 4.200%, 09/01/2052	16,645	0.0
53,000	(4)	Dominion Energy, Inc., 4.350%, 12/31/2199	45,228	0.0
25,000	(4)	Dominion Energy, Inc., 4.650%, 12/31/2199	22,144	0.0
13,000		DTE Electric Co., 2.950%, 03/01/2050	8,746	0.0
10,000		Duke Energy Carolinas LLC, 2.550%, 04/15/2031	8,225	0.0
6,000		Duke Energy Carolinas LLC, 3.750%, 06/01/2045	4,569	0.0
81,000		Duke Energy Carolinas LLC, 4.000%, 09/30/2042	65,335	0.1
4,000	(4)	Duke Energy Corp., 4.875%, 12/31/2199	3,595	0.0
42,000		Duke Energy Florida LLC, 2.400%, 12/15/2031	33,446	0.0
8,000		Duke Energy Florida LLC, 4.200%, 07/15/2048	6,596	0.0
195,000		Duke Energy Indiana LLC, 2.750%, 04/01/2050	121,564	0.1
30,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	20,427	0.0
11,000		Duke Energy Ohio, Inc., 2.125%, 06/01/2030	8,796	0.0
109,000		Duke Energy Progress LLC, 3.700%, 10/15/2046	82,508	0.1
40,000		Duke Energy Progress LLC, 4.100%, 05/15/2042	32,335	0.0
2,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	1,625	0.0
11,000	(2)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	8,449	0.0
78,000		Entergy Arkansas LLC, 2.650%, 06/15/2051	47,316	0.0
9,000		Entergy Arkansas LLC, 3.350%, 06/15/2052	6,166	0.0
25,000		Entergy Arkansas LLC, 4.200%, 04/01/2049	20,511	0.0
24,000		Entergy Corp., 2.400%, 06/15/2031	18,374	0.0
7,000		Entergy Corp., 2.800%, 06/15/2030	5,679	0.0
100,000		Entergy Louisiana LLC, 2.900%, 03/15/2051	63,514	0.1
9,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	7,231	0.0
34,000		Entergy Louisiana LLC, 4.750%, 09/15/2052	29,671	0.0
33,000		Entergy Texas, Inc., 4.000%, 03/30/2029	30,556	0.0
16,000		Evergy Metro, Inc., 2.250%, 06/01/2030	13,032	0.0
25,000		Eversource Energy, 1.400%, 08/15/2026	21,695	0.0
57,000		Eversource Energy, 2.900%, 03/01/2027	51,806	0.0
25,000		Eversource Energy, 3.375%, 03/01/2032	21,058	0.0
3,000		Exelon Corp., 4.050%, 04/15/2030	2,722	0.0
9,000		Florida Power & Light Co., 2.875%, 12/04/2051	5,963	0.0
25,000		Georgia Power Co., 2.200%, 09/15/2024	23,685	0.0
12,000		Georgia Power Co., 5.125%, 05/15/2052	10,860	0.0
33,000		Georgia Power Co., 5.750%, 04/15/2023	33,155	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

44,000		Indiana Michigan Power Co., 3.250%, 05/01/2051	29,498	0.0
17,000		Interstate Power and Light Co., 3.100%, 11/30/2051	11,194	0.0
80,000		Interstate Power and Light Co., 3.250%, 12/01/2024	77,315	0.1
6,000		IPALCO Enterprises, Inc., 4.250%, 05/01/2030	5,215	0.0
8,000	(2)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	6,360	0.0
50,000	(2)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	48,044	0.0
50,000	(2)	Jersey Central Power & Light Co., 4.700%, 04/01/2024	49,246	0.0
12,000	(2)	Metropolitan Edison Co., 4.000%, 04/15/2025	11,400	0.0
5,000		MidAmerican Energy Co., 4.400%, 10/15/2044	4,260	0.0
30,000		Mississippi Power Co., 4.250%, 03/15/2042	24,081	0.0
20,000	(2)	Monongahela Power Co., 3.550%, 05/15/2027	18,444	0.0
13,000	(2)	Narragansett Electric Co/The, 3.395%, 04/09/2030	11,515	0.0
41,000		National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	33,818	0.0
31,000		National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	25,227	0.0
38,000		National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	34,837	0.0
43,000	(4)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	39,131	0.0
175,000		NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	152,098	0.1
123,000		NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	101,960	0.1
18,000		NextEra Energy Capital Holdings, Inc., 2.440%, 01/15/2032	14,034	0.0
45,000	(4)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	35,374	0.0
38,000		NextEra Energy Capital Holdings, Inc., 4.255%, 09/01/2024	37,480	0.0
27,000		NextEra Energy Capital Holdings, Inc., 5.000%, 07/15/2032	25,817	0.0
100,000		NiSource, Inc., 0.950%, 08/15/2025	88,854	0.1
20,000		NiSource, Inc., 5.950%, 06/15/2041	19,284	0.0
16,000		NSTAR Electric Co., 1.950%, 08/15/2031	12,523	0.0
17,000		Oglethorpe Power Corp., 3.750%, 08/01/2050	11,976	0.0
39,000	(2)	Oncor Electric Delivery Co. LLC, 4.550%, 09/15/2032	37,571	0.0
28,000		ONE Gas, Inc., 1.100%, 03/11/2024	26,826	0.0
13,000		Pacific Gas and Electric Co., 4.250%, 03/15/2046	8,770	0.0
28,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	18,650	0.0
17,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	12,032	0.0
3,000		PacifiCorp, 4.150%, 02/15/2050	2,421	0.0
5,000		PECO Energy Co., 3.700%, 09/15/2047	3,881	0.0
10,000		PECO Energy Co., 4.150%, 10/01/2044	8,336	0.0
200,000	(3)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	185,451	0.1
13,000		Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	8,665	0.0
75,000		PPL Electric Utilities Corp., 4.125%, 06/15/2044	61,454	0.1
5,000		Public Service Electric and Gas Co., 3.600%, 12/01/2047	3,755	0.0
11,000		Public Service Enterprise Group, Inc., 1.600%, 08/15/2030	8,264	0.0
59,000		Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	46,011	0.0
42,000		Sempra Energy, 3.800%, 02/01/2038	32,841	0.0
65,000	(4)	Sempra Energy, 4.125%, 04/01/2052	51,235	0.0
24,000	(4)	Sempra Energy, 4.875%, 12/31/2199	22,380	0.0
51,000		South Jersey Industries, Inc., 5.020%, 04/15/2031	41,516	0.0
6,000		Southern California Edison Co., 4.050%, 03/15/2042	4,485	0.0
39,000	(4)	Southern Co/The, 3.750%, 09/15/2051	31,722	0.0
35,000	(4)	Southern Co/The, 4.000%, 01/15/2051	31,455	0.0
38,000		Southern Co/The, 5.113%, 08/01/2027	37,047	0.0
9,000		Southwest Gas Corp., 4.050%, 03/15/2032	7,572	0.0
36,000		Southwestern Electric Power Co., 1.650%, 03/15/2026	31,778	0.0
14,000		Tampa Electric Co., 4.350%, 05/15/2044	11,529	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

23,000		Tucson Electric Power Co., 1.500%, 08/01/2030	17,374	0.0
17,000		Union Electric Co., 3.900%, 09/15/2042	13,656	0.0
45,000	(2)	Vistra Operations Co. LLC, 5.125%, 05/13/2025	43,765	0.0
36,000		Washington Gas Light Co., 3.650%, 09/15/2049	26,580	0.0
31,000		WEC Energy Group, Inc., 1.375%, 10/15/2027	25,579	0.0
26,000		WEC Energy Group, Inc., 2.200%, 12/15/2028	21,511	0.0
10,000		WEC Energy Group, Inc., 5.000%, 09/27/2025	9,971	0.0
14,000		WEC Energy Group, Inc., 5.150%, 10/01/2027	13,890	0.0
23,000		Wisconsin Electric Power Co., 1.700%, 06/15/2028	19,264	0.0
26,000		Wisconsin Public Service Corp., 3.671%, 12/01/2042	19,799	0.0
			3,475,147	1.2

	Total Corporate Bonds/Notes
	(Cost $28,096,682)		23,659,715	8.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.8%
53,580		Alternative Loan Trust 2004-J7 MI, 4.104%, (US0001M + 1.020%), 10/25/2034	53,833	0.0
38,802		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	28,724	0.0
78,425		Alternative Loan Trust 2005-J2 1A12, 3.484%, (US0001M + 0.400%), 04/25/2035	61,764	0.0
15,272		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	7,500	0.0
77,467		Alternative Loan Trust 2006-19CB A12, 3.484%, (US0001M + 0.400%), 08/25/2036	40,553	0.0
23,494		Alternative Loan Trust 2007-23CB A3, 3.584%, (US0001M + 0.500%), 09/25/2037	10,755	0.0
100,698		Alternative Loan Trust 2007-2CB 2A1, 3.684%, (US0001M + 0.600%), 03/25/2037	46,680	0.0
600,000	(2)	Arroyo Mortgage Trust 2022-1 A3, 3.650%, 12/25/2056	458,400	0.2
23,398	(4)	Bear Stearns ALT-A Trust 2005-7 21A1, 3.634%, 09/25/2035	19,703	0.0
39,789		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 3.274%, (US0001M + 0.190%), 01/25/2037	34,793	0.0
500,000	(2)	Bellemeade Re 2022-1 M1C Ltd., 5.981%, (SOFR30A + 3.700%), 01/26/2032	468,042	0.2
53,457	(4)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 2.990%, 03/25/2036	42,906	0.0
27,742	(4)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.878%, 09/25/2037	25,131	0.0
100,000	(2)	Connecticut Avenue Securities Trust 2020-R02 2B1, 6.084%, (US0001M + 3.000%), 01/25/2040	89,454	0.0
277,466		Fannie Mae 2011-113 CL, 4.000%, 11/25/2041	262,802	0.1
414,913		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	408,970	0.2
42,572		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 7.084%, (US0001M + 4.000%), 05/25/2025	43,248	0.0
136,192		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 5.934%, (US0001M + 2.850%), 11/25/2029	137,170	0.1
131,180		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 5.084%, (US0001M + 2.000%), 03/25/2031	129,838	0.1
10,731	(2)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 5.384%, (US0001M + 2.300%), 08/25/2031	10,705	0.0
62,978	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 5.134%, (US0001M + 2.050%), 01/25/2040	62,104	0.0
161,047		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	158,274	0.1
144,405	(4)	Fannie Mae REMIC Trust 2009-50 HZ, 5.536%, 02/25/2049	145,655	0.1
119,556		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	117,710	0.1
89,668		Fannie Mae REMIC Trust 2011-9 AZ, 5.000%, 05/25/2040	86,917	0.0
195,125		Fannie Mae REMICS 2009-96 DB, 4.000%, 11/25/2029	191,258	0.1
55,557		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	55,663	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

35,579		Fannie Mae REMICS 2011-84 Z, 5.250%, 09/25/2041	35,077	0.0
69,356		Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	67,723	0.0
397,887		Fannie Mae REMICS 2018-11 BX, 4.000%, 12/25/2047	377,319	0.1
42,819		Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	39,696	0.0
89,357	(2),(4)	Flagstar Mortgage Trust 2018-1 B3, 3.957%, 03/25/2048	75,658	0.0
267,569		Freddie Mac 4634 ZM, 5.000%, 11/15/2056	267,392	0.1
45,690		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	46,537	0.0
40,270		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	41,125	0.0
9,898		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	10,048	0.0
31,150		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	31,289	0.0
95,292		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	95,975	0.0
37,123		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	37,283	0.0
34,605	(4),(5)	Freddie Mac REMIC Trust 3524 LA, 4.988%, 03/15/2033	33,249	0.0
36,027		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	36,177	0.0
6,276		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	6,179	0.0
211,582		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	197,646	0.1
569,640		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	544,811	0.2
569,640		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	543,072	0.2
1,074,106		Freddie Mac REMICS 4136 ZG, 3.000%, 11/15/2042	961,573	0.3
526,181		Freddie Mac REMICS 4372 Z, 3.000%, 08/15/2044	466,085	0.2
151,342		Freddie Mac REMICS 4495 PA, 3.500%, 09/15/2043	146,856	0.1
231,132	(2)	Freddie Mac STACR REMIC Trust 2020-DNA6 M2, 4.281%, (SOFR30A + 2.000%), 12/25/2050	227,383	0.1
88,103	(2)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 6.184%, (US0001M + 3.100%), 03/25/2050	88,131	0.0
4,183	(2)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 6.684%, (US0001M + 3.600%), 07/25/2050	4,182	0.0
217,083	(2)	Freddie Mac STACR REMIC Trust 2021-DNA5 M2, 3.931%, (SOFR30A + 1.650%), 01/25/2034	211,838	0.1
600,000	(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 6.031%, (SOFR30A + 3.750%), 12/25/2041	528,136	0.2
100,000	(2)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 5.681%, (SOFR30A + 3.400%), 01/25/2042	87,021	0.0
252,169		Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	226,609	0.1
1,133,414		Ginnie Mae 2019-15 CZ, 3.500%, 02/20/2049	1,003,244	0.4
30,176		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	30,073	0.0
203,929		Ginnie Mae Series 2010-164 JZ, 4.000%, 12/20/2040	196,300	0.1
8,050		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	8,294	0.0
24,012		HomeBanc Mortgage Trust 2004-1 2A, 3.944%, (US0001M + 0.860%), 08/25/2029	22,981	0.0
52,542	(2),(4)	JP Morgan Mortgage Trust 2019-LTV3 A5, 3.500%, 03/25/2050	51,333	0.0
154,798	(2),(4)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	130,910	0.1
44,886		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	27,259	0.0
300,000	(2)	Mortgage Insurance-Linked Notes 2021-3 M1B, 5.181%, (SOFR30A + 2.900%), 02/25/2034	286,409	0.1
9,196		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	7,598	0.0
16,128	(4)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.889%, 10/25/2036	14,962	0.0
37,841		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 4.104%, (US0001M + 0.510%), 08/25/2045	36,071	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

20,032		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 4.064%, (US0001M + 0.490%), 10/25/2045	18,803	0.0
20,895	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.676%, 08/25/2046	19,007	0.0
103,133	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.342%, 12/25/2036	95,092	0.0
54,644	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.389%, 07/25/2037	51,130	0.0
127,306		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 2.064%, (12MTA + 0.960%), 08/25/2046	80,774	0.0
11,583		Wells Fargo Alternative Loan 2007-PA2 2A1, 3.514%, (US0001M + 0.430%), 06/25/2037	9,372	0.0
9,655	(4)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 2.873%, 04/25/2036	9,171	0.0
14,412	(4)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 3.240%, 12/28/2037	13,216	0.0

	Total Collateralized Mortgage Obligations
	(Cost $11,960,237)		10,744,621	3.8

U.S. TREASURY OBLIGATIONS: 4.2%
		U.S. Treasury Bonds: 1.1%
1,000		1.250%,05/15/2050	560	0.0
22,000		1.375%,11/15/2040	14,235	0.0
2,200		1.625%,11/15/2050	1,367	0.0
1,534,100		2.875%,05/15/2052	1,286,966	0.5
117,400		3.250%,05/15/2042	104,230	0.0
1,906,900	(3)	3.375%,08/15/2042	1,727,830	0.6
			3,135,188	1.1

		U.S. Treasury Notes: 3.1%
1,000		0.125%,10/15/2023	958	0.0
260,500		0.500%,11/30/2023	249,368	0.1
20,500		1.125%,02/15/2031	16,606	0.0
137,800		1.250%,11/30/2026	122,653	0.0
219,300		1.250%,09/30/2028	186,722	0.1
347,900		1.500%,01/31/2027	311,941	0.1
505,300		2.750%,08/15/2032	462,113	0.2
455,700	(3)	3.125%,08/31/2027	437,187	0.2
437,000		3.125%,08/31/2029	414,843	0.1
423,000	(3)	3.250%,08/31/2024	415,399	0.1
2,638,000		3.500%,09/15/2025	2,584,415	0.9
811,000		3.875%,09/30/2029	807,515	0.3
754,000		4.125%,09/30/2027	756,533	0.3
2,086,000		4.250%,09/30/2024	2,087,141	0.7
			8,853,394	3.1

	Total U.S. Treasury Obligations
	(Cost $12,492,632)		11,988,582	4.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 7.4%
		Federal Home Loan Mortgage Corporation: 0.2%(6)
7,252		2.500%,05/01/2030	6,730	0.0
4,295		2.500%,05/01/2030	3,995	0.0
9,074		2.500%,06/01/2030	8,420	0.0
16,366		3.000%,03/01/2045	14,645	0.0
12,170		3.000%,03/01/2045	10,873	0.0
18,997		3.000%,04/01/2045	16,973	0.0
28,434		3.500%,03/01/2045	26,171	0.0
78,999		4.000%,12/01/2041	75,077	0.1
28,029		4.000%,12/01/2042	26,739	0.0
3,639		4.000%,09/01/2045	3,459	0.0
3,948		4.000%,09/01/2045	3,758	0.0
5,331		4.000%,09/01/2045	5,071	0.0
4,141		4.000%,09/01/2045	3,920	0.0
55,552		4.500%,08/01/2041	53,674	0.0
181,872		4.500%,09/01/2041	177,142	0.1
2,081		5.500%,07/01/2037	2,154	0.0
1,658		6.500%,12/01/2031	1,717	0.0
			440,518	0.2

		Federal National Mortgage Association: 0.1%(6)
369,749		4.500%,09/01/2047	371,596	0.1

		Government National Mortgage Association: 1.8%
1,214,976		2.500%,05/20/2051	1,050,245	0.4
600,000	(7)	3.000%,10/15/2052	530,461	0.2
1,950,000	(7)	3.500%,10/15/2052	1,774,119	0.6
20,460		4.000%,11/20/2040	19,559	0.0
42,147		4.000%,03/20/2046	40,090	0.0
1,559,000	(7)	4.000%,10/15/2052	1,456,264	0.5
38,084		4.500%,08/20/2041	37,668	0.0
73,148		4.500%,09/15/2047	71,535	0.1
			4,979,941	1.8

		Uniform Mortgage-Backed Securities: 5.0%
273,635		2.000%,05/01/2051	222,899	0.1
281,189		2.000%,10/01/2051	228,881	0.1
962,779		2.000%,02/01/2052	784,393	0.3
1,011,000	(7)	2.000%,10/15/2052	818,831	0.3
11,558		2.500%,05/01/2030	10,738	0.0
16,443		2.500%,06/01/2030	15,277	0.0
22,743		2.500%,06/01/2030	21,129	0.0
9,319		2.500%,07/01/2030	8,657	0.0
556,775		2.500%,06/01/2051	471,466	0.2
321,319		2.500%,01/01/2052	271,749	0.1
482,449		2.500%,02/01/2052	406,805	0.1
579,014		2.500%,02/01/2052	488,112	0.2
842,842		2.500%,02/01/2052	712,603	0.3
937,603		2.500%,02/01/2052	792,720	0.3
364,928		2.500%,03/01/2052	309,009	0.1
2,269,000	(7)	2.500%,10/15/2052	1,904,320	0.7
31,680		3.000%,09/01/2043	28,410	0.0
154,366		3.000%,04/01/2045	137,833	0.1
104,229		3.000%,07/01/2046	92,912	0.0
554,696		3.000%,04/01/2050	487,479	0.2
1,071,439		3.000%,02/01/2052	941,672	0.3
973,823		3.000%,04/01/2052	853,421	0.3
775,532		3.000%,05/01/2052	677,994	0.2
35,578		3.500%,10/01/2042	32,711	0.0
316,659		3.500%,08/01/2046	291,201	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

1,501,000	(7)	3.500%,10/15/2052	1,351,252	0.5
8,167		4.000%,07/01/2042	7,793	0.0
79,445		4.000%,07/01/2042	75,798	0.0
126,393		4.000%,01/01/2045	120,198	0.0
20,155		4.000%,06/01/2045	19,158	0.0
1,341,000	(7)	4.000%,10/15/2052	1,244,668	0.4
16,246		4.500%,11/01/2040	15,933	0.0
31,570		4.500%,10/01/2041	30,959	0.0
197,390		5.000%,05/01/2042	199,122	0.1
56,733		5.500%,12/01/2036	58,352	0.0
194		7.000%,10/01/2029	199	0.0
1,119		7.000%,01/01/2032	1,131	0.0
			14,135,785	5.0

		Uniform Mortgage-Backed Security: 0.3%
1,010,000	(7)	4.500%,10/15/2052	962,419	0.3

	Total U.S. Government Agency Obligations
	(Cost $22,434,290)		20,890,259	7.4

ASSET-BACKED SECURITIES: 3.2%
		Automobile Asset-Backed Securities: 0.2%
100,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	99,737	0.0
100,000		Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	98,678	0.0
100,000		Carmax Auto Owner Trust 2018-4 D, 4.150%, 04/15/2025	99,945	0.1
150,000		Drive Auto Receivables Trust 2021-2 C, 0.870%, 10/15/2027	144,147	0.1
100,000	(2)	Ford Credit Auto Owner Trust 2022-REV1 C, 4.670%, 11/15/2034	94,855	0.0
100,000	(2)	GLS Auto Receivables Issuer Trust 2021-4 C, 1.940%, 10/15/2027	92,689	0.0
100,000		GM Financial Automobile Leasing Trust 2022-2 C, 4.330%, 05/20/2026	97,823	0.0
			727,874	0.2

		Home Equity Asset-Backed Securities: 0.0%
72,304	(4)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	71,041	0.0

		Other Asset-Backed Securities: 2.8%
250,000	(2)	AMMC CLO 16 Ltd. 2015-16A CR2, 4.433%, (US0003M + 1.950%), 04/14/2029	240,683	0.1
37,841	(2)	Aqua Finance Trust 2020-AA A, 1.900%, 07/17/2046	35,697	0.0
300,000	(2)	Arbor Realty Commercial Real Estate Notes 2021-FL4 D Ltd., 5.718%, (US0001M + 2.900%), 11/15/2036	284,970	0.1
400,000	(2)	ARES XLIV CLO Ltd. 2017-44A A2R, 3.812%, (US0003M + 1.300%), 04/15/2034	378,018	0.1
90,833	(2)	Beacon Container Finance II LLC 2021-1A A, 2.250%, 10/22/2046	78,002	0.0
250,000	(2)	Benefit Street Partners CLO IV Ltd. 2014-IVA BRRR, 4.860%, (US0003M + 2.150%), 01/20/2032	229,088	0.1
500,000	(2)	Benefit Street Partners Clo XXII Ltd. 2020-22A AR, 3.827%, (TSFR3M + 1.350%), 04/20/2035	479,107	0.2
500,000	(2)	BlueMountain CLO 2014-2A A2R2 Ltd., 4.110%, (US0003M + 1.400%), 10/20/2030	473,835	0.2
250,000	(2)	BlueMountain CLO Ltd. 2021-28A C, 4.512%, (US0003M + 2.000%), 04/15/2034	224,792	0.1
455,000	(2)	BlueMountain CLO XXX Ltd. 2020-30A CR, 4.478%, (TSFR3M + 2.150%), 04/15/2035	400,486	0.2
99,500	(2)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	89,171	0.0
250,000	(2)	Carlyle US Clo 2017-2A CR Ltd., 4.110%, (US0003M + 1.400%), 07/20/2031	237,125	0.1
16,450		Chase Funding Trust Series 2003-5 2A2, 3.684%, (US0001M + 0.600%), 07/25/2033	15,341	0.0
79,100	(2)	CLI Funding VI LLC 2020-1A A, 2.080%, 09/18/2045	68,827	0.0
93,813	(2)	CLI Funding VIII LLC 2022-1A A1, 2.720%, 01/18/2047	80,502	0.0
96,250	(2)	Domino's Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	88,965	0.0
195,000	(2)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	168,711	0.1
98,750	(2)	Domino's Pizza Master Issuer LLC 2021-1A A2II, 3.151%, 04/25/2051	79,068	0.0
96,500	(2)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	89,614	0.0
250,000	(2)	Eaton Vance Clo 2015-1A A2R Ltd., 3.960%, (US0003M + 1.250%), 01/20/2030	237,120	0.1
99,000	(2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	95,878	0.1
13,738	(2)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	13,469	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

232,102	(2)	J.G. Wentworth XXXIX LLC 2017-2A A, 3.530%, 09/15/2072	199,344	0.1
250,000	(2)	LCM XXIV Ltd. 24A AR, 3.690%, (US0003M + 0.980%), 03/20/2030	245,830	0.1
69,922	(2)	Loanpal Solar Loan 2020-2GF A Ltd., 2.750%, 07/20/2047	58,025	0.0
70,470	(2)	Loanpal Solar Loan 2021-1 1GS A Ltd., 2.290%, 01/20/2048	57,955	0.0
116,832	(2)	Loanpal Solar Loan 2021-2GS A Ltd., 2.220%, 03/20/2048	93,200	0.0
250,000	(2)	Madison Park Funding XLVIII Ltd. 2021-48A C, 4.738%, (US0003M + 2.000%), 04/19/2033	232,415	0.1
123,117	(2)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	122,430	0.1
200,000	(2),(4)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	187,334	0.1
37,163	(2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	34,587	0.0
54,399	(2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	51,618	0.0
59,920	(2)	Mosaic Solar Loan Trust 2020-2A A, 1.440%, 08/20/2046	50,147	0.0
67,595	(2)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	53,334	0.0
250,000	(2)	Oak Hill Credit Partners 2021-8A C, 4.640%, (US0003M + 1.900%), 01/18/2034	227,628	0.1
250,000	(2)	Octagon Investment Partners 32 Ltd. 2017-1A A2R, 3.712%, (US0003M + 1.200%), 07/15/2029	239,708	0.1
200,000	(2)	OHA Loan Funding 2013-1A A1R2 Ltd., 3.873%, (US0003M + 1.090%), 07/23/2031	196,023	0.1
82,725	(2)	Pagaya AI Debt Trust 2022-1 A, 2.030%, 10/15/2029	79,424	0.0
250,000	(2)	Palmer Square CLO 2021-1A B Ltd., 4.410%, (US0003M + 1.700%), 04/20/2034	225,152	0.1
250,000	(2)	Rockland Park CLO Ltd. 2021-1A C, 4.610%, (US0003M + 1.900%), 04/20/2034	226,349	0.1
191,455	(2)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	151,289	0.1
93,310	(2)	Sunnova Sol III Issuer LLC 2021-1 A, 2.580%, 04/28/2056	76,308	0.0
92,781	(2)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	77,943	0.0
189,500	(2)	Taco Bell Funding LLC 2016-1A A23, 4.970%, 05/25/2046	183,136	0.1
96,250	(2)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	89,532	0.0
99,250	(2)	Taco Bell Funding LLC 2021-1A A23, 2.542%, 08/25/2051	75,604	0.0
91,333	(2)	Textainer Marine Containers Ltd. 2021-3A A, 1.940%, 08/20/2046	75,488	0.0
87,250	(2)	Triton Container Finance VIII LLC 2021-1A A, 1.860%, 03/20/2046	73,405	0.0
74,489	(2)	Upstart Securitization Trust 2021-4 A, 0.840%, 09/20/2031	71,445	0.0
95,250	(2)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	85,013	0.0
98,750	(2)	Wendy's Funding LLC 2021-1A A2II, 2.775%, 06/15/2051	77,574	0.0
198,000	(2)	Zaxby's Funding LLC 2021-1A A2, 3.238%, 07/30/2051	162,653	0.1
			7,868,362	2.8

		Student Loan Asset-Backed Securities: 0.2%
27,556	(2)	Commonbond Student Loan Trust 2017-BGS A1, 2.680%, 09/25/2042	25,376	0.0
22,234	(2)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	21,121	0.0
47,688	(2)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	44,714	0.0
36,921	(2)	Commonbond Student Loan Trust 2020-AGS A, 1.980%, 08/25/2050	32,882	0.0
30,042	(2)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	29,132	0.0
34,529	(2)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	31,224	0.0
100,000	(2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	91,551	0.1
68,928	(2)	SMB Private Education Loan Trust 2020-PTA A2A, 1.600%, 09/15/2054	61,602	0.0
36,348	(2)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	35,308	0.0
34,456	(2)	Sofi Professional Loan Program 2018-D A2FX Trust, 3.600%, 02/25/2048	33,415	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

74,464	(2)	SoFi Professional Loan Program 2020-C AFX Trust, 1.950%, 02/15/2046	67,640	0.1
			473,965	0.2

	Total Asset-Backed Securities
	(Cost $9,946,588)		9,141,242	3.2

COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.7%
500,000	(2),(4)	Arbor Multifamily Mortgage Securities Trust 2021-MF2 E, 2.000%, 06/15/2054	294,929	0.1
500,000	(2)	AREIT 2021-CRE5 D Trust, 5.643%, (US0001M + 2.650%), 11/17/2038	473,555	0.2
100,000	(2),(4)	BAMLL Commercial Mortgage Securities Trust 2015-200P F, 3.716%, 04/14/2033	87,162	0.0
3,000,000	(4),(5)	BANK 2017-BNK8 XB, 0.219%, 11/15/2050	25,321	0.0
961,414	(4),(5)	Bank 2019-BNK16 XA, 1.103%, 02/15/2052	41,937	0.0
3,625,969	(4),(5)	BANK 2019-BNK21 XA, 0.966%, 10/17/2052	157,872	0.1
2,180,000	(2),(4),(5)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	34,177	0.0
984,218	(4),(5)	Benchmark 2019-B9 XA Mortgage Trust, 1.200%, 03/15/2052	48,259	0.0
343,000	(2)	BX Commercial Mortgage Trust 2021-IRON E, 5.168%, (US0001M + 2.350%), 02/15/2038	322,617	0.1
658,455	(4),(5)	CD 2017-CD4 Mortgage Trust XA, 1.383%, 05/10/2050	27,874	0.0
861,310	(4),(5)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.052%, 07/10/2049	44,474	0.0
1,206,537	(4),(5)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.224%, 10/12/2050	47,119	0.0
961,886	(4),(5)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.019%, 09/15/2050	31,925	0.0
1,182,308	(4),(5)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.835%, 06/10/2051	37,044	0.0
1,113,263	(4),(5)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.170%, 08/10/2056	52,899	0.0
60,000		Citigroup Commercial Mortgage Trust 2019-GC43 A4, 3.038%, 11/10/2052	52,171	0.0
294,309	(4),(5)	COMM 2012-CR4 XA, 1.700%, 10/15/2045	759	0.0
2,380,000	(2),(4),(5)	COMM 2012-CR4 XB, 0.700%, 10/15/2045	20,674	0.0
177,000	(4)	Comm 2013-CCRE13 C Mortgage Trust, 5.040%, 11/10/2046	169,627	0.1
1,306,773	(4),(5)	COMM 2016-CR28 XA, 0.710%, 02/10/2049	23,123	0.0
693,113	(4),(5)	COMM 2017-COR2 XA, 1.309%, 09/10/2050	30,187	0.0
110,000	(2),(4)	DBJPM 16-C3 Mortgage Trust, 3.624%, 08/10/2049	84,342	0.0
130,000	(2),(4)	DBWF 2015-LCM D Mortgage Trust, 3.535%, 06/10/2034	100,371	0.1
650,408		Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	91,221	0.1
1,645,691	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.973%, 11/25/2030	89,148	0.1
798,411	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.443%, 07/25/2035	88,553	0.1
1,286,975	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1518 X1, 0.958%, 10/25/2035	95,786	0.1
848,000	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.467%, 12/25/2029	61,993	0.0
300,000	(2)	GAM Re-REMIC Trust 2021-FRR1 1B, 1.050%, 11/29/2050	223,163	0.1
300,000	(2)	GAM Re-REMIC Trust 2021-FRR1 2B, 1.320%, 11/29/2050	207,010	0.1
100,000	(2)	GS Mortgage Securities Corp. II 2018-RIVR F, 4.918%, (US0001M + 2.100%), 07/15/2035	78,703	0.0
969,791	(4),(5)	GS Mortgage Securities Trust 2014-GC22 XA, 1.094%, 06/10/2047	9,800	0.0
1,349,647	(4),(5)	GS Mortgage Securities Trust 2016-GS4 XA, 0.693%, 11/10/2049	24,349	0.0
833,427	(4),(5)	GS Mortgage Securities Trust 2017-GS6 XA, 1.163%, 05/10/2050	31,214	0.0
1,215,995	(4),(5)	GS Mortgage Securities Trust 2019-GC38 XA, 1.114%, 02/10/2052	54,203	0.0
2,052,022	(4),(5)	GS Mortgage Securities Trust 2019-GC42 XA, 0.931%, 09/01/2052	82,514	0.0
90,000		GS Mortgage Securities Trust 2019-GSA1 A4, 3.048%, 11/10/2052	77,649	0.0
1,298,898	(4),(5)	GS Mortgage Securities Trust 2020-GC47 XA, 1.245%, 05/12/2053	82,713	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

1,128,042	(4),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.723%, 12/15/2049	20,843	0.0
100,000	(2),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	79,512	0.0
376,746	(4),(5)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.785%, 04/15/2047	2,223	0.0
1,466,504	(4),(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.102%, 12/15/2047	21,907	0.0
62,000		Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	54,814	0.0
3,340,246	(4),(5)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.760%, 11/15/2052	116,145	0.1
1,007,309	(4),(5)	Morgan Stanley Capital I Trust 2021-L5 XA, 1.420%, 05/15/2054	72,260	0.0
1,965,883	(4),(5)	UBS Commercial Mortgage Trust 2018-C9 XA, 1.094%, 03/15/2051	77,395	0.0
60,000		UBS Commercial Mortgage Trust 2019-C17 A4, 2.921%, 10/15/2052	50,915	0.0
400,000	(2)	Wells Fargo Commercial Mortgage Trust 2018-C45 D, 3.000%, 06/15/2051	280,811	0.1
1,021,680	(4),(5)	Wells Fargo Commercial Mortgage Trust 2019-C52 XA, 1.751%, 08/15/2052	75,735	0.0
500,000	(2),(4)	WFRBS Commercial Mortgage Trust 2014-C23 D, 4.151%, 10/15/2057	443,281	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $5,474,523)		4,802,278	1.7

SOVEREIGN BONDS: 0.1%
200,000		Colombia Government International Bond, 3.125%, 04/15/2031	139,033	0.0
200,000		Mexico Government International Bond, 3.500%, 02/12/2034	152,473	0.1
150,000	(2)	Romanian Government International Bond, 3.625%, 03/27/2032	108,769	0.0

	Total Sovereign Bonds
	(Cost $547,928)		400,275	0.1

			Value	Percentage of Net Assets
PURCHASED OPTIONS (8): 0.0%
	Total Purchased Options
	(Cost $34,450)		24,072	0.0

	Total Long-Term Investments
	(Cost $310,209,435)		285,183,462	100.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
		Commercial Paper: 2.3%
1,700,000		Agilent Technologies, Inc., 3.370%, 10/04/2022	1,699,373	0.6
700,000		Concord Minutemen Capital Company, LLC, 3.120%, 10/06/2022	699,641	0.3
300,000		Concord Minutemen Capital Company, LLC, 3.120%, 10/07/2022	299,820	0.1
800,000		Consolidated Edison Co., 3.570%, 10/31/2022	797,583	0.3
1,500,000		Consolidated Edison Co., 3.580%, 11/01/2022	1,495,312	0.5
1,100,000		Mercedes-Benz Group, 3.480%, 10/17/2022	1,098,222	0.4
400,000		Parker Hannifin Corp., 3.270%, 10/07/2022	399,750	0.1

	Total Commercial Paper
	(Cost $6,490,238)		6,489,701	2.3

		Repurchase Agreements: 1.1%
211,488	(9)	BNP Paribas S.A., Repurchase Agreement dated 09/30/22, 2.94%, due 10/03/22 (Repurchase Amount $211,539, collateralized by various U.S. Government Securities, 0.000%-6.125%, Market Value plus accrued interest $215,718, due 09/15/23-05/15/52)	211,488	0.1
1,000,000	(9)	Jefferies LLC, Repurchase Agreement dated 09/30/22, 3.08%, due 10/03/22 (Repurchase Amount $1,000,253, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $1,020,001, due 12/15/22-11/15/30)	1,000,000	0.3

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

1,000,000	(9) MUFG Securities America Inc., Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $1,000,251, collateralized by various U.S. Government Agency Obligations, 2.000%-5.000%, Market Value plus accrued interest $1,020,000, due 09/01/28-09/01/52)	1,000,000	0.3
1,000,000	(9) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $1,000,250, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 08/15/25-08/20/52)	1,000,000	0.4

	Total Repurchase Agreements
	(Cost $3,211,488)	3,211,488	1.1

	Total Short-Term Investments
	(Cost $9,701,726)	9,701,189	3.4

	Total Investments in Securities (Cost $319,911,161)	$294,884,651	103.8
	Liabilities in Excess of Other Assets	(10,788,013)	(3.8)
	Net Assets	$284,096,638	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	Variable rate security. Rate shown is the rate in effect as of September 30, 2022.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	Represents or includes a TBA transaction.
(8)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(9)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
SOFR30A	30-day Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$6,371,161	$714,697	$–	$7,085,858
Consumer Discretionary	11,654,435	1,455,237	–	13,109,672
Consumer Staples	6,137,256	1,693,634	–	7,830,890
Energy	4,472,307	725,070	–	5,197,377
Financials	12,151,902	2,790,639	–	14,942,541
Health Care	14,846,673	2,229,548	–	17,076,221
Industrials	8,288,446	2,167,841	–	10,456,287
Information Technology	26,067,573	1,109,836	–	27,177,409
Materials	2,589,010	1,407,208	–	3,996,218
Real Estate	3,136,675	494,092	–	3,630,767
Utilities	3,356,521	581,977	–	3,938,498
Total Common Stock	99,071,959	15,369,779	–	114,441,738
Exchange-Traded Funds	72,149,069	–	–	72,149,069
Mutual Funds	16,817,961	–	–	16,817,961
Preferred Stock	–	123,650	–	123,650
Purchased Options	–	24,072	–	24,072
Corporate Bonds/Notes	–	23,659,715	–	23,659,715
Collateralized Mortgage Obligations	–	10,744,621	–	10,744,621
Asset-Backed Securities	–	9,141,242	–	9,141,242
U.S. Government Agency Obligations	–	20,890,259	–	20,890,259
Commercial Mortgage-Backed Securities	–	4,802,278	–	4,802,278
Sovereign Bonds	–	400,275	–	400,275
U.S. Treasury Obligations	–	11,988,582	–	11,988,582
Short-Term Investments	–	9,701,189	–	9,701,189
Total Investments, at fair value	$188,038,989	$106,845,662	$–	$294,884,651
Other Financial Instruments+
Centrally Cleared Swaps	–	62,516	–	62,516
Forward Premium Swaptions	–	2,571	–	2,571
Futures	2,019,813	–	–	2,019,813
Total Assets	$190,058,802	$106,910,749	$–	$296,969,551
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1)	$–	$(1)
Forward Premium Swaptions	–	(1,404)	–	(1,404)
Futures	(1,415,990)	–	–	(1,415,990)
Total Liabilities	$(1,415,990)	$(1,405)	$–	$(1,417,395)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Local Currency Debt Fund - Class P	$804,693	$15,052	$(1,016,824)	$197,080	$-	$17,906	$(303,930)	$-
Voya Floating Rate Fund - Class P	1,691,934	54,752	-	(162,296)	1,584,391	63,738	-	-
Voya High Yield Bond Fund - Class P	32,911,489	2,262,652	(29,171,534)	(2,531,102)	3,471,505	157,330	1,025,942	-
Voya Short Term Bond Fund - Class R6	4,762,230	50,310	(763,214)	(285,712)	3,763,613	56,726	(25,294)	-
Voya Small Cap Growth Fund - Class R6	-	3,147,697	-	(365,819)	2,781,878	-	-	-
Voya Small Company Fund - Class R6	-	6,295,394	-	(1,078,820)	5,216,574	-	-	-
	$40,170,346	$11,825,857	$(30,951,572)	$(4,226,669)	$16,817,961	$295,700	$696,718	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2022, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 13	USD 13	Morgan Stanley Capital Services LLC	10/07/22		$(1)
					$(1)

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the following futures contracts were outstanding for Voya Balanced Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	66	12/16/22	$5,510,340	$(804,355)
U.S. Treasury 10-Year Note	2	12/20/22	224,125	168
U.S. Treasury 2-Year Note	57	12/30/22	11,707,266	(137,847)
U.S. Treasury 5-Year Note	32	12/30/22	3,440,250	(106,858)
U.S. Treasury Ultra Long Bond	42	12/20/22	5,754,000	(366,920)
			$26,635,981	$(1,415,812)
Short Contracts:
MSCI EAFE Index	(33)	12/16/22	(2,739,990)	301,395
S&P 500® E-Mini	(71)	12/16/22	(12,785,325)	1,556,367
U.S. Treasury Long Bond	(6)	12/20/22	(758,438)	(10)
U.S. Treasury Ultra 10-Year Note	(21)	12/20/22	(2,488,172)	161,883
			$(18,771,925)	$2,019,635

At September 30, 2022, the following centrally cleared credit default swaps were outstanding for Voya Balanced Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 38, Version 2	Buy	(5.000)	06/20/27	USD	1,331,863	$30,148	$62,516
						$30,148	$62,516

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At September 30, 2022, the following OTC purchased foreign currency options were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD	210,000	$10,416	$2,807
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	10/17/22	0.625	USD	3,352,000	24,034	21,265
						$34,450	$24,072

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the following OTC forward premium swaptions were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Exercise Rate(1)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(2)	Unrealized Appreciation/ (Depreciation)
Call on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	439,500	$(76,913)	$944
Call on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	05/28/27	USD	740,000	(130,980)	688
Call on 35-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/03/27	USD	439,500	(77,022)	939
Put on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	925,000	(166,500)	(1,404)
								$(451,415)	$1,167

(1)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(2)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $320,745,757.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$11,099,410
Gross Unrealized Depreciation	(36,319,654)

Net Unrealized Depreciation	$(25,220,244)